LAUDUS TRUST
101 Montgomery Street
San Francisco, CA 94104

Dear Shareholder:

We wish to provide you with some important information concerning your investment. As a shareholder of the Laudus Rosenberg U.S. Large Capitalization Growth Fund (the “Large Cap Growth Fund” or the “Acquired Fund”), we wish to inform you that the Board of Trustees of the Laudus Trust (the “Trust”), after careful consideration, has approved the reorganization of the Large Cap Growth Fund into the Laudus Rosenberg U.S. Large Capitalization Fund (the “Surviving Fund” and, together with the Large Cap Growth Fund, the “Funds”). The Acquired Fund and the Surviving Fund pursue identical investment objectives and possess similar investment strategies and are managed by the same portfolio managers.

We believe that this combination will provide substantial benefits to shareholders. The reorganization will combine a small fund into a larger fund. Shareholders could potentially benefit by the growth in assets realized by the combination of the Funds because the Surviving Fund can potentially take advantage of the benefits of any future economies of scale, including the ability to spread certain fixed costs across a larger asset base. Further, the reorganization will be tax-free to the Acquired Fund and the Surviving Fund and to shareholders and will be accomplished in such a manner as to not dilute your investment.

At the close of business on March 26, 2009, the Acquired Fund will transfer its assets to the Surviving Fund. On that date, you will receive Select Shares and Investor Shares of the Surviving Fund equal in aggregate net asset value to your Select Shares and Investor Shares of the Acquired Fund. We have enclosed a Prospectus/Information Statement that describes the reorganization in greater detail and contains important information about the Surviving Fund.

THE TRANSACTION WILL NOT REQUIRE ANY ACTION ON YOUR PART. You will automatically receive Select Shares and Investor Shares of the Surviving Fund in exchange for your Select Shares and Investor Shares of the Acquired Fund as of the closing date. If you have questions or would like to discuss alternatives, you may contact us at 1-800-447-3332. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution should you have any questions. You are a valued investor and we thank you for your continued investment in the Trust.

Sincerely,

Jeffrey Mortimer
President

LAUDUS TRUST
101 Montgomery Street
San Francisco, CA 94104

PROSPECTUS/INFORMATION STATEMENT

February 20, 2009

This Prospectus/Information Statement is being furnished to shareholders of the Laudus Rosenberg U.S. Large Capitalization Growth Fund (the “Large Cap Growth Fund” or the “Acquired Fund”), a series of Laudus Trust (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees of the Trust (the “Board”). Under the Plan, shareholders of Select Shares and Investor Shares of the Acquired Fund will receive Select Shares and Investor Shares of the Laudus Rosenberg U.S. Large Capitalization Fund (the “Large Cap Fund” or the “Surviving Fund” and, together with the Acquired Fund, the “Funds”), a series of the Trust, equal in aggregate value to the aggregate net value of the assets transferred by the Acquired Fund to the Surviving Fund less the liabilities of the Acquired Fund that are assumed by the Surviving Fund, as of the closing date of the reorganization (the “Reorganization”). After the Reorganization is complete, the Acquired Fund will be terminated. The Reorganization is expected to be effective on or about March 27, 2009.

The Board believes that the Reorganization is in the best interest of the Acquired Fund and that the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Acquired Fund and its shareholders. Shareholders of the Acquired Fund are not being asked to vote on the Plan or approve the Reorganization because shareholder approval is not required under the Trust’s governing documents or the Investment Company Act of 1940.

The Acquired Fund and the Surviving Fund are each a series of the Trust, a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust currently consists of 13 separate series, including the Acquired Fund and the Surviving Fund. Charles Schwab Investment Management, Inc. (the “Adviser” or “CSIM”) and AXA Rosenberg Investment Management LLC (the “Subadviser” or “AXA Rosenberg”) serve as the investment adviser and subadviser, respectively, to the Acquired Fund and the Surviving Fund. The investment objective of the Acquired Fund and the Surviving Fund is to seek long-term capital appreciation.

This Prospectus/Information Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Fund and Surviving Fund and the Reorganization. The prospectus for the Acquired Fund and the Surviving Fund, dated July 31, 2008, as supplemented on December 15, 2008, is included with this Prospectus/Information Statement and is incorporated herein by reference.

A Statement of Additional Information dated February 20, 2009 relating to this Prospectus/Information Statement and the Reorganization has been filed with the SEC and is incorporated by reference into this Prospectus/Information Statement. Additional information relating to the Acquired Fund and Surviving Fund is contained in the Statement of Additional Information dated July 31, 2008, and the Funds’ Annual Reports to their shareholders for the fiscal year ended March 31, 2008. These Statements of Additional Information and Annual Reports have been filed with the SEC.

For a free copy of any of the documents described above, you may call 1-800-447-3332, or you may write to the Laudus Funds at the address listed on the cover of this Prospectus/Information Statement. You may also obtain these documents by accessing the Internet site for Laudus Trust at www.laudus.com. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC

20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

This Prospectus/Information Statement and the enclosures are expected to be available to shareholders on or about February 23, 2009. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (“FDIC”) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SYNOPSIS

The Reorganization.

The Reorganization involves the transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for Select Shares and Investor Shares of the Surviving Fund. The transfer of assets by the Acquired Fund will occur at its then-current market value as determined in accordance with the Acquired Fund’s valuation procedures, and shares of the Surviving Fund to be issued to the Acquired Fund will be valued at their then-current net asset value as determined in accordance with the Surviving Fund’s valuation procedures. Select Shares and Investor Shares of the Surviving Fund will be distributed, respectively, to shareholders of Select Shares and Investor Shares of the Acquired Fund in exchange for their Select Shares and Investor Shares of the Acquired Fund. After completion of the Reorganization, each shareholder of Select Shares and Investor Shares of the Acquired Fund will own, respectively, Select Shares and Investor Shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund. Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the Investment Company Act of 1940 (the “1940 Act”) will be terminated.

The Reorganization is intended to be tax-free for federal income tax purposes. This means that shareholders of the Acquired Fund will become shareholders of the Surviving Fund without realizing any gain or loss for federal income tax purposes. This also means that the Reorganization will be tax-free for the Surviving Fund.

The implementation of the Reorganization is subject to a number of conditions set forth in the Agreement and Plan of Reorganization (the “Plan”). Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below. For more information about the Reorganization, see “Information About the Reorganization” below.

The Adviser has undertaken to bear and pay the expenses related to the preparation and assembly of this Prospectus/Information Statement and all mailing and other expenses associated with the Reorganization.

Comparison of the Investment Objectives and Strategies of the Acquired Fund and Surviving Fund.

The Acquired Fund and Surviving Fund have identical investment objectives: to seek long-term capital appreciation.

The Acquired Fund and the Surviving Fund pursue similar investment strategies. Both Funds invest primarily in the common stocks of the largest 1000 companies that are traded principally in the markets of the United States. The primary difference between the two Funds’ investment strategies is that the Acquired Fund generally exhibits a “growth” style of investing due to the fact that the Subadviser seeks to construct the Acquired Fund’s portfolio similar to that of the Russell 1000 Growth Index. In contrast, the Surviving Fund generally exhibits a “core” or “blend” style of investing and seeks to construct a portfolio similar to that of the Russell 1000 Index. A more complete description of the Funds’ investment strategies and policies is set forth below.

The Acquired Fund invests primarily in the common stocks of the largest 1000 companies that are traded principally in the markets of the United States (“U.S. Large Capitalization Companies”) and will generally exhibit a “growth” style of investing. In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 1000 Growth Index, a widely used index of approximately one thousand large- and mid-capitalization U.S. companies. The definition of U.S. Large Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 1000 Growth Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of U.S. Large Capitalization Companies. The Fund favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models (described below) while seeking to construct a portfolio that is similar to its Russell 1000 Growth Index benchmark with respect to characteristics such as market capitalization, industry weightings and other risk exposures.

The Surviving Fund invests primarily in the common stocks of the largest 1000 companies that are traded principally in the markets of the United States (“U.S. Large Capitalization Companies”) and will generally exhibit a

“core” or “blend” style of investing. In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 1000 Index, a widely used index of approximately one thousand large- and mid-capitalization U.S. companies. The definition of U.S. Large Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 1000 Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of U.S. Large Capitalization Companies. The Fund favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models (described below) while seeking to construct a portfolio that is similar to its Russell 1000 Index benchmark with respect to characteristics such as market capitalization, industry weightings and other risk exposures.

In managing the Acquired Fund and the Surviving Fund, AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries, through rigorous analysis of a company’s fundamental data. AXA Rosenberg’s stock selection process is driven by proprietary technology known as “expert systems,” which are designed to analyze the fundamentals of the more than 21,000 securities currently in AXA Rosenberg’s global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts’ earnings estimates and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the valuation and earnings forecast views to gain an overall perspective on the attractiveness of each stock.

For further information about the Funds’ investment objectives and strategies, see “Comparison of the Funds — Investment Objectives and Strategies.”

Fees and Expenses.

The following table sets forth: (i) the fees and expenses of the Select Shares and Investor Shares of the Large Cap Growth Fund as of September 30, 2008; (ii) the fees and expenses of the Select Shares and Investor Shares of the Large Cap Fund as of September 30, 2008; and (iii) the estimated fees and expenses of the Select Shares and

Investor Shares of the Large Cap Fund on a pro forma basis after giving effect to the Reorganization, based on pro-forma combined assets as of September 30, 2008.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

					PRO FORMA
					COMBINED LARGE
	LARGE CAP		LARGE CAP		CAP FUND
	GROWTH FUND		FUND		(SURVIVING FUND)
	Select Shares	Investor Shares	Select Shares	Investor Shares	Select Shares	Investor Shares

SHAREHOLDER FEES (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A	N/A	N/A	N/A	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A	N/A	N/A	N/A	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A	N/A	N/A	N/A	N/A
Redemption Fee (charged only to shares redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Exchange Fee	N/A	N/A	N/A	N/A	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.75	0.75	0.75	0.75	0.75	0.75
Distribution and Shareholder Service (12b-1) Fees	—	0.25	—	0.25	—	0.25
Other Expenses	0.29	0.41	0.19	0.32	0.17	0.27
Total Annual Fund Operating Expenses	1.04	1.41	0.94	1.32	0.92	1.27
Less Fee Waiver/Expense Reimbursement[1]	(0.20)	(0.27)	(0.10)	(0.18)	(0.08)	(0.13)
Net Expenses	0.84	1.14	0.84	1.14	0.84	1.14

[1]	Pursuant to the Adviser’s contractual undertaking (the “Expense Limitation Agreement”) to waive its management fee and bear certain expenses for the Select and Investor classes when the operating expenses reach 0.84% and 1.14%, respectively (exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business). The Expense Limitation Agreement will be in place until at least July 30, 2010. The Adviser may, but is not required to, extend the Expense Limitation Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Funds to CSIM during the next two fiscal years to the extent that the repayment will not cause a Fund’s net expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

Example: This Example is intended to help you compare the current cost of investing in the Acquired Fund and the Surviving Fund, and also allows you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the period. In addition, the Example assumes that each year your investment has a 5% return, a Fund’s operating expenses remain the same and you reinvest all dividends and distributions.

	1 Year	3 Years	5 Years	10 Years

LARGE CAP GROWTH FUND
Select Shares	$86	$311	$555	$1,253
Investor Shares	$116	$420	$745	$1,668
LARGE CAP FUND
Select Shares	$86	$290	$510	$1,146
Investor Shares	$116	$401	$706	$1,575
PRO FORMA COMBINED LARGE CAP FUND
Select Shares	$86	$285	$501	$1,124
Investor Shares	$116	$390	$684	$1,522

The projected post-Reorganization pro forma Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including (1) that the current contractual agreements will remain in place and (2) that certain fixed costs involved in operating the Acquired Fund will be eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Surviving Fund’s assets, many of which are beyond the control of the Surviving Fund and the Adviser.

Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing.

Procedures for purchasing, redeeming and exchanging shares of the Surviving Fund are the same as those of the Acquired Fund. Additionally, each Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). Each Fund’s policy is to (i) declare and pay distributions of its dividends and interest annually and (ii) distribute net short-term capital gains and net long-term gains annually although, in each case, it may do so more frequently as determined by the Trustees of the Trust. The Funds determine their net asset value per share as of the close of regular trading hours on the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Funds’ procedures for valuing their assets are the same.

PRINCIPAL RISK FACTORS.

The principal risks of investments in the Acquired Fund and Surviving Fund are identical.

Risks Applicable to Acquired Fund and Surviving Fund

Investment Risk	An investment in the Funds involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting a Fund’s portfolio. These types of risks may be greater with respect to investments in securities of foreign issuers. Investment in shares of the Funds is, like an investment in common stocks, more volatile and risky than some other forms of investment. This risk is significant for both Funds.

Management Risk	Each Fund is subject to management risk because it is an actively managed investment portfolio. This is the risk that AXA Rosenberg will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that they will produce the desired results. In some cases, certain investments may be unavailable or AXA Rosenberg may not choose certain investments under market conditions when, in retrospect, their use would have been beneficial to a Fund or both Funds.

Large- and Mid-Size Company Risk	Stocks of both large- and mid-size companies tend to go in and out of favor based on market and economic conditions. However, stocks of mid cap companies tend to be more volatile than those of large cap companies because mid cap companies tend to be more susceptible to adverse business or economic events than larger, more established companies. During a period when large and mid cap U.S. stocks fall behind other types of investments — bonds or stocks of small-size companies — a Fund’s performance also will lag those investments. This risk is particularly significant for both Funds.

Investments in Exchange-Traded Funds (ETFs)	The Funds may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

INFORMATION ABOUT THE REORGANIZATION

Material Features of the Plan.

The Plan sets forth the terms and conditions of the Reorganization. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached as Appendix A to this Prospectus/Information Statement.

At the consummation of the Reorganization, which is expected to occur at the close of business on or about March 26, 2009, (the “Effective Time”), all of the assets and liabilities of the Acquired Fund will be transferred to the Surviving Fund in exchange for Select Shares and Investor Shares of the Surviving Fund, such that at and after the Effective Time, the assets and liabilities of the Acquired Fund will become the assets and liabilities of the Surviving Fund. The transfer of assets by the Acquired Fund will occur at their then-current market value as determined in accordance the Acquired Fund’s valuation procedures and shares of the Surviving Fund to be issued to the Acquired Fund shall be valued at their then-current net asset value determined in accordance with the Surviving Fund’s valuation procedures. Select Shares and Investor Shares of the Surviving Fund will be distributed, respectively, to shareholders of Select Shares and Investor Shares of the Acquired Fund in exchange for their Select Shares and Investor Shares. After completion of the Reorganization, each shareholder of Select Shares and Investor Shares of the Acquired Fund will own, respectively, Select Shares and Investor Shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund. Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the Investment Company Act of 1940 will be terminated.

The Plan provides that the Board will declare a dividend or dividends with respect to the Acquired Fund prior to the Effective Time. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of the Acquired Fund all undistributed ordinary income earned and net capital gains recognized up to and including the Effective Time. The shareholders of the Acquired Fund will recognize ordinary income and capital gain with respect to this distribution and such income and gain may be subject to federal, state and/or local taxes.

The stock transfer books of the Trust with respect to the Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time. Redemption requests received thereafter by the Trust with respect to the Acquired Fund will be deemed to be redemption requests for shares of the Surviving Fund issued pursuant to the Plan. If any shares of the Acquired Fund are represented by a share certificate, the certificate must be surrendered to Trust’s transfer agent for cancellation before the Surviving Fund shares issuable to the shareholder pursuant to this Plan will be redeemed. Any special options relating to a shareholders account in the Acquired Fund will transfer over to the Surviving Fund without the need for the shareholder to take any action.

The Reorganization is subject to a number of conditions as set forth in the Plan attached hereto as Appendix A. The Trust, by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of the Acquired Fund or the Surviving Fund under the Plan if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the shareholders of the Surviving Fund. The Board may abandon the Plan and the Reorganization at any time for any reason prior to the Effective Time. The Plan provides further that at any time prior to the Reorganization the Funds may amend any of the provisions of the Plan; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund shares to be issued to the Acquired Fund shareholders under the Plan to the detriment of such Acquired Fund shareholders; and (ii) the Board determines that such amendment is in the best interest of shareholders of the Acquired Fund and the Surviving Fund.

The Adviser will bear the expenses incurred in connection with the Reorganization.

Reasons For Reorganization.

The Board considered the Reorganization at a meeting held on December 1, 2008, and approved the Plan. In approving the Reorganization, the Board of the Acquired Fund determined that (i) participation in the Reorganization is in the best interest of the Acquired Fund’s shareholders; and (ii) the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization.

In making this determination, the Board of the Acquired Fund considered a number of factors, including:

•	the similarity of the investment strategies of the Acquired Fund to those of the Surviving Fund;

•	the greater asset size of the Surviving Fund relative to that of the Acquired Fund and the possibility that greater aggregate assets upon consummation of the Reorganization would allow the Surviving Fund to take advantage of the possible benefits of a larger asset base, including economies of scale and spreading costs across a larger asset base to the potential benefit of all shareholders;

•	the future prospects of the Acquired Fund if the Reorganization was not effected, including the Acquired Fund’s continuing viability as a stand-alone series of the Trust;

•	that the Reorganization is intended to be tax-free for federal income tax purposes for shareholders of the Acquired Fund;

•	that the management fee with respect to the Acquired Fund is identical to that of the Surviving Fund; and

•	that the expenses of the Reorganization would not be borne by the Funds’ shareholders.

The Board of the Surviving Fund has also determined that the consummation of the Reorganization is in the best interest of the shareholders of the Surviving Fund.

Federal Income Tax Consequences

Each Fund intends to qualify as of the Effective Time as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes. Consummation of the transaction is subject to the condition that the Trust receive an opinion from Morgan, Lewis & Bockius LLP, subject to appropriate factual assumption and customary representations, to the effect that for federal income tax purposes:

(1) The transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund and the distribution to shareholders of the Acquired Fund of shares of the Surviving Fund, as described in the Plan, will constitute a tax-free “reorganization” within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund each will be considered “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by the Acquired Fund upon (a) the transfer of its assets and liabilities to the Surviving Fund in exchange for the issuance of shares of the Surviving Fund to the Acquired Fund and the assumption by the Surviving Fund of the Acquired Fund’s liabilities, if any, and (b) the distribution by the Acquired Fund to its shareholders of shares of the Surviving Fund received as a result of the Reorganization (Sections 361(a), 354(a) and 357(a) of the Code);

(3) No gain or loss will be recognized by the Surviving Fund upon it receipt of the assets and liabilities of the Acquired Fund in exchange for the issuance of shares of the Surviving Fund to the Acquired Fund and the assumption by the Surviving Fund of the Acquired Fund’s liabilities, if any (Section 1032(a) of the Code);

(4) The tax basis of the Surviving Fund shares received by a shareholder of the Acquired Fund will be the same as the tax basis of the shareholder’s Acquired Fund shares immediately prior to the Reorganization (Section 358(a)(i) of the Code);

(5) The tax basis of the Surviving Fund in the assets and liabilities of the Acquired Fund received pursuant to the Reorganization will be the same as the tax basis of the assets and liabilities in the hands of the Acquired Fund immediately before the Reorganization (Section 362(b) of the Code);

(6) The tax holding period for the shares of the Surviving Fund issued in connection with the Reorganization will be determined by including the period for which the shareholder held shares of the Acquired Fund exchanged therefore, provided that the shareholder held such shares of the Acquired Fund as capital assets;

(7) The tax holding period for the Surviving Fund with respect to the assets and liabilities of the Acquired Fund received in the Reorganization will include the period for which such assets and liabilities were held by the Acquired Fund (Section 1223(2) of the Code); and

(8) The Acquired Fund’s shareholders will not recognize gain or loss upon the exchange of their shares of the Acquired Fund for shares of the Surviving Fund as part of the Reorganization.

No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the Surviving Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

As of September 30, 2008, the Acquired Fund had unutilized capital loss carryfowards of $0. The final amount of unutilized capital loss carryfowards for the Acquired Fund is subject to change and will not be finally determined until the Effective Time of the Reorganization. Under Section 382 of the Code, the ability of the Surviving Fund to fully utilize the capital loss carryfowards of the Acquired Fund may be limited because the Reorganization will result in a change in control of the Acquired Fund. Therefore, the capital loss carryforwards that may be utilized as tax deductions by the Surviving Fund will be limited each taxable year to an amount equal to the value of the capital stock of the Acquired Fund at the time of the Reorganization multiplied by an interest rate set monthly by the Internal Revenue Service (“IRS”) that approximates a tax-exempt bond yield.

The Funds have not sought a tax ruling on the federal tax consequences of the Reorganization from the IRS. The opinion to be received from Morgan, Lewis & Bockius LLP, with respect to the federal income tax consequences of the Reorganization described in this section, is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income tax consequences.

Shareholder Rights, Description of the Securities to be Issued

The Trust is organized as a Massachusetts business trust. The Acquired Fund and the Surviving Fund are both series of the Trust and, therefore, shareholders of the Acquired Fund and the Surviving Trust are shareholders of the same legal entity, the Trust. The Trust’s Third Amended and Restated Declaration of Trust (“Declaration of Trust”), the Trust’s governing document, does not afford any rights to the shareholders of the Surviving Fund that differ in any material respect from the rights afforded to the shareholders of the Acquired Fund.

Each share in the Surviving Fund represents an equal proportionate interest in the Surviving Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trust’s Board. When sold in accordance with the Declaration of Trust, and for the consideration described in its registration statement, shares of the Surviving Fund will be fully paid and non-assessable.

Surviving Fund shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. In the event of a liquidation or dissolution of the Surviving Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Surviving Fund and a proportionate distribution, based upon the relative asset values of the Trust’s portfolios, of any general assets of the Trust not belonging to any particular portfolio of the Trust which are available for distribution. In the event of a liquidation or dissolution of the Trust, its shareholders will be entitled to the same distribution process.

The Declaration of Trust does not prescribe any rights or privileges to the shares of the Surviving Fund that differ in any material respect from the rights or privileges prescribed to the shares of the Acquired Fund.

Capitalization.

The Surviving Fund’s total capitalization after the Reorganization will be greater than the current capitalization of the Acquired Fund as a result of the combination of the Acquired Fund with the Surviving Fund. The following table sets forth as of September 30, 2008, on an unaudited basis:

(1) the capitalization of the Large Cap Growth Fund;

(2) the capitalization of the Large Cap Fund; and

(3) the pro forma capitalization of the Large Cap Fund as adjusted to give effect to the Reorganization

			PRO FORMA COMBINED
	LARGE CAP	LARGE CAP	LARGE CAP FUND
	GROWTH FUND	FUND	(SURVIVING FUND)

Total Net Assets
Select Shares	$46,209,350	$78,727,327	$124,936,677
Investor Shares	$2,904,271	$7,767,089	$10,671,360
Shares Outstanding
Select Shares	$5,728,009	$8,440,414	$13,393,185
Investor Shares	358,738	$833,417	$1,145,034
Net Asset Value Per Share
Select Shares	$8.07	$9.33	$9.33
Investor Shares	$8.10	$9.32	$9.32

This information is for informational purposes only. There is, of course, no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of the Acquired Fund and the Surviving Fund is likely to be different at the Effective Time as a result of daily share purchase and redemption activity in the Funds. Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Surviving Fund that actually will be received on or after such date.

Prior to the Effective Time, the Adviser reserves the right to sell portfolio securities and/or purchase other securities for the Acquired Fund, to the extent necessary so that the asset composition of the Acquired Fund is consistent with the investment policies and restrictions of the Surviving Fund. To the extent the Acquired Fund sells securities at a gain, current shareholders may receive a capital gain dividend. Transaction costs associated with any such purchases and sales would be borne by the Acquired Fund, which shall result in a decrease in the Acquired Fund’s Net Asset Value.

ADDITIONAL INFORMATION ABOUT THE
SURVIVING FUND AND THE ACQUIRED FUND

Comparison of the Surviving Fund and the Acquired Fund

The following is a comparison of the investment objectives, principal investment strategies and portfolio management of the Funds. The primary differences between the Funds are noted in italics.

LARGE CAP FUND	LARGE CAP GROWTH FUND
(the Surviving Fund)	(the Acquired Fund)

Investment Objective	Investment Objective

The Large Cap Fund seeks long-term capital appreciation.	The Large Cap Growth Fund seeks long-term capital appreciation.

Principal Investment Strategies	Principal Investment Strategies

The Large Cap Fund invests primarily in the common stocks of the largest 1000 companies that are traded principally in the markets of the United States (“U.S. Large Capitalization Companies”) and will generally exhibit a “core” or “blend” style of investing. In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 1000 Index, a widely used index of approximately one thousand large- and mid-capitalization U.S. companies. The definition of U.S. Large Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 1000 Index.	The Large Cap Growth Fund invests primarily in the common stocks of the largest 1000 companies that are traded principally in the markets of the United States (“U.S. Large Capitalization Companies”) and will generally exhibit a “growth” style of investing. In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 1000 Growth Index, a widely used index of approximately one thousand large- and mid-capitalization U.S. companies. The definition of U.S. Large Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 1000 Growth Index.

Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of U.S. Large Capitalization Companies.	Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of U.S. Large Capitalization Companies.

AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries, through rigorous analysis of a company’s fundamental data. AXA Rosenberg’s stock selection process is driven by proprietary technology known as	AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries, through rigorous analysis of a company’s fundamental data. AXA Rosenberg’s stock selection process is driven by proprietary technology known as

LARGE CAP FUND	LARGE CAP GROWTH FUND
(the Surviving Fund)	(the Acquired Fund)

“expert systems,” which are designed to analyze the fundamentals of the more than 21,000 securities currently in AXA Rosenberg’s global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts’ earnings estimates and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the valuation and earnings forecast views to gain an overall perspective on the attractiveness of each stock.	“expert systems,” which are designed to analyze the fundamentals of the more than 21,000 securities currently in AXA Rosenberg’s global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts’ earnings estimates and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the valuation and earnings forecast views to gain an overall perspective on the attractiveness of each stock.

The Large Cap Fund favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models while seeking to construct a portfolio that is similar to its Russell 1000 Index benchmark with respect to characteristics such as market capitalization, industry weightings and other risk exposures. While the success of the Fund relative to its benchmark will derive from the accuracy of AXA Rosenberg’s stock selection models, other factors, such as the Fund’s industry weightings and the risks associated with specific individual stock selections, also affect the Fund’s performance.	The Large Cap Growth Fund favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models while seeking to construct a portfolio that is similar to its Russell 1000 Growth Index benchmark with respect to characteristics such as market capitalization, industry weightings and other risk exposures. Since the benchmark Russell 1000 Growth Index has a “growth” style or orientation, the Fund will also exhibit this “growth” style or orientation. In addition, while the success of the Fund relative to its benchmark will derive from the accuracy of AXA Rosenberg’s stock selection models, other factors, such as the Fund’s industry weightings and the risks associated with specific individual stock selections, also affect the Fund’s performance.

The Large Cap Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund. In addition, when a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund may reflect short-term capital gains which are taxed like ordinary income, rather than long- term capital gain distributions.	The Large Cap Growth Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund. In addition, when a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund may reflect short-term capital gains which are taxed like ordinary income, rather than long- term capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Large Cap Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short- term obligations. When the Fund engages in such activities, it may not achieve its investment objective.	For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Large Cap Growth Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

Portfolio Management	Portfolio Management

Investment decisions arise from AXA Rosenberg’s disciplined, systematic process, which combines	Investment decisions arise from AXA Rosenberg’s disciplined, systematic process, which combines

LARGE CAP FUND	LARGE CAP GROWTH FUND
(the Surviving Fund)	(the Acquired Fund)

proprietary expert systems and comprehensive databases to replicate the decisions financial experts might make in a perfect world. AXA Rosenberg’s portfolio engineers research and monitor the portfolio’s performance against the relevant benchmark and ensure compliance with the portfolio’s objectives. The team of portfolio engineers, who are employed by AXA Rosenberg and an affiliated entity, the Barr Rosenberg Research Center LLC, are jointly and primarily responsible for monitoring the recommendations for all accounts that are generated by AXA Rosenberg’s investment models and for the day- to-day portfolio management operations of the Fund.	proprietary expert systems and comprehensive databases to replicate the decisions financial experts might make in a perfect world. AXA Rosenberg’s portfolio engineers research and monitor the portfolio’s performance against the relevant benchmark and ensure compliance with the portfolio’s objectives. The team of portfolio engineers, who are employed by AXA Rosenberg and an affiliated entity, the Barr Rosenberg Research Center LLC, are jointly and primarily responsible for monitoring the recommendations for all accounts that are generated by AXA Rosenberg’s investment models and for the day- to-day portfolio management operations of the Fund.

Dr. William Ricks has been with AXA Rosenberg since 1989, where he has been the Chief Executive Officer and Chief Investment Officer for the past five years. He is responsible for overseeing the implementation of AXA Rosenberg’s investment strategies, which are primarily driven by stock selection and portfolio construction models. To that end, he has overall responsibility for the implementation of AXA Rosenberg’s investment strategies and the various aspects of AXA Rosenberg’s investment process, including trading, operations, portfolio engineering and portfolio construction.	Dr. William Ricks has been with AXA Rosenberg since 1989, where he has been the Chief Executive Officer and Chief Investment Officer for the past five years. He is responsible for overseeing the implementation of AXA Rosenberg’s investment strategies, which are primarily driven by stock selection and portfolio construction models. To that end, he has overall responsibility for the implementation of AXA Rosenberg’s investment strategies and the various aspects of AXA Rosenberg’s investment process, including trading, operations, portfolio engineering and portfolio construction.

Additional information about the Funds, including risks associated with an investment in the Funds, performance, management, organization and capital structure, disclosure of portfolio holdings, shareholding information (including information as to the pricing of shares), and distribution arrangements are contained in the Funds’ prospectus, a copy of which is included with this Prospectus/Information Statement and is incorporated herein by reference. A Statement of Additional Information, dated July 31, 2008, for each of the Funds also contains additional information concerning these matters. A free copy of these documents is available upon request as described on the first page of this Prospectus/Information Statement.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons. As of February 12, 2009, Charles Schwab & Co., Inc. (“Schwab”), an affiliate of CSIM held of record approximately 99% of the outstanding shares of the Large Cap Growth Fund — Select Shares, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares. CSIM, on behalf of the Schwab Target Funds, held of record approximately 75.2% of the outstanding shares of the Large Cap Growth Fund — Select Shares.

As of February 12, 2009, Schwab held of record approximately 56% of the outstanding shares of the Large Cap Growth Fund — Investor Shares, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

As of February 12, 2009, the Trustees and officers as a group owned less than 1% of the outstanding shares of each share class of the Large Cap Growth Fund, and less than 1% of the outstanding shares of all funds of the Trust in the aggregate.

As of February 12, 2009, Schwab held of record approximately 30% of the outstanding shares of the Large Cap Fund — Select Shares, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

As of February 12, 2009, Schwab held of record approximately 75% of the outstanding shares of the Large Cap Fund — Investor Shares, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

As of February 12, 2009, the Trustees and officer as a group owned less than 1% of the outstanding shares of each share class of the Large Cap Fund, and less than 1% of the outstanding shares of all funds of the Trust in the aggregate.

Principal Shareholders. As of February 12, 2009, the following shareholders owned, of record, or to the knowledge of the Funds, beneficially, 5% or more of the outstanding shares of the Funds.

		Percentage of
		Outstanding Shares	Nature of
Large Cap Growth Fund — Select Shares	Name and address	Owned	Ownership

	Schwab Target 2030 Fund 101 Montgomery Street San Francisco, CA 94104	22.3%	Beneficial
	Schwab Target 2020 Fund 101 Montgomery Street San Francisco, CA 94104	24.9%	Beneficial
	Schwab Target 2040 Fund 101 Montgomery Street San Francisco, CA 94104	18.0%	Beneficial
	Schwab Target 2010 Fund 101 Montgomery Street San Francisco, CA 94104	10.0%	Beneficial

		Percentage of
		Outstanding Shares	Nature of
Large Cap Fund — Select Shares	Name and address	Owned	Ownership

	Saxon & Co. For Exclusive Benefit of our Customers P.O. Box 7780-1888 Philadelphia, PA 19182-0001	13.1%	Record
	Charles Schwab & Co., Inc. For Exclusive Benefit of our Customers 101 Montgomery Street San Francisco, CA 94104	11.8%	Record
	Fidelity Investments Institutional For Exclusive Benefit of our Customers 100 Magellan Way Covington, KY 41015	5.8%	Record
	Wells Fargo Bank For Exclusive Benefit of our Customers P.O. Box 1533 Minneapolis, MN 55480-1533	5.5%	Record

		Percentage of
		Outstanding Shares	Nature of
Large Cap Fund — Investor Shares	Name and address	Owned	Ownership

	Charles Schwab & Co., Inc. For Exclusive Benefit of our Customers 101 Montgomery Street San Francisco, CA 94104	11.8%	Record
	Vanguard Fiduciary Trust Co. Value Market Neutral 401k P.O. Box 2600 Valley Forge, PA 19482-2600	11.3%	Record
	David C Bohnett Baroda Campbell Charitable Trust 245 S. Beverly Drive Beverly Hills, CA 90212	5.3%	Beneficial

The percentage of the Large Cap Fund that would be owned by the above named shareholders upon consummation of the Reorganization is expected to be the same.

ADDITIONAL INFORMATION

Investment Adviser.

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation located at 101 Montgomery Street, San Francisco CA 94104, serves as the investment adviser of the Acquired Fund and the Surviving Fund. For managing each of the Acquired Fund and the Surviving Fund, CSIM is entitled to receive 0.75% of the first $1 billion of average daily net assets under management, 0.70% of average daily net asset over $1 billion and 0.675% of average daily net assets over $2 billion. Upon consummation of the Reorganization, the investment advisory fee paid to CSIM with respect to the Surviving Fund will remain the same.

Subadviser.

AXA Rosenberg is the Funds’ subadviser. AXA Rosenberg’s address is 4 Orinda Way, Orinda, CA 94563.

Additional information about CSIM and the Subadviser is contained in the prospectus for the Acquired Fund and Surviving Fund, a copy of which is included with this Prospectus/Information Statement and is incorporated herein by reference. A Statement of Additional Information, dated July 31, 2008, for each of the Funds also contains additional information about CSIM and the Subadviser. A free copy of these documents is available upon request as described on the first page of this Prospectus/Information Statement.

Other Service Providers.

The Funds’ other service providers are also the same. These entities are listed below.

Boston Financial Data Services, Inc. P.O. Box 8032 Boston, Massachusetts 02266	Transfer and Shareholder Service Agent

State Street Bank and Trust Company Boston, Massachusetts 02102	Custodian Administrator Fund Accountant

ALPS Distributors, Inc. 1625 Broadway, Suite 2200 Denver, Colorado 80202	Distributor

FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the periods shown. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). The information for the past five years (but excluding the information for the six months ended September 30, 2008) has been audited by PriceWaterhouseCoopers LLP, whose reports, along with the Funds’ financial statements, are included in the Funds’ Annual Reports. A free copy of the Annual Reports is available upon request as described on the first page of this Prospectus/Information Statement.

Large Cap Growth Fund — Investor Shares

	4/1/08-		4/1/07	4/1/06-		4/1/05-	4/1/04-	8/15/03[1]-
	9/30/08*		3/31/08	3/31/07		3/31/06	3/31/05	3/31/04

PER–SHARE DATA ($)
Net asset value at beginning of period	9.18		9.83	9.33		8.15	7.92	6.95

Income (loss) from investment operations:
Net investment income (loss)	0.00	[2,3]	(0.02)[2]	0.00	[2,3]	(0.01)[2]	0.02 [2]	0.09	[2]
Net realized and unrealized gains (losses)	(1.08)		(0.05)	0.50		1.19	0.23	0.92

Total from investment operations	(1.08)		(0.07)	0.50		1.18	0.25	1.01
Less distributions:
Distributions from net investment income	—		—	—		—	(0.02)	(0.04)
Distributions from net realized gains	—		(0.58)	—		—	—	—

Total distributions	—		(0.58)	—		—	(0.02)	(0.04)

Net asset value at end of period	8.10		9.18	9.83		9.33	8.15	7.92

Total return (%)	(11.76)[4]		(1.25)	5.36		14.48	3.14	14.50	[4]

RATIOS/SUPPLEMENTAL DATA (%)
Ratios to average net assets:
Net operating expenses	1.15	[5]	1.30 [6]	1.29		1.33	1.32	1.11	[5]
Gross operating expenses	1.41	[5]	1.40	1.43		1.91	2.68	2.72	[5]
Net investment income (loss)	0.05	[5]	(0.17)	(0.01)		(0.12)	0.21	1.12	[5]
Portfolio turnover rate	36	[4]	85	71		79	78	177	[4]
Net assets, end of period ($ × 1,000)	2,904		2,804	2,242		1,810	1,894	1,479

Large Cap Growth Fund — Select Shares

	4/1/08-		4/1/07	4/1/06-	4/1/05-	4/1/04-	4/1/03-
	9/30/08*,7		3/31/08	3/31/07	3/31/06	3/31/05	3/31/04

PER–SHARE DATA ($)
Net asset value at beginning of period	9.14		9.76	9.26	8.07	7.84	5.95

Income (loss) from investment operations:
Net investment income (loss)	0.02	[2]	0.01 [2]	0.03 [2]	0.02 [2]	0.04 [2]	0.06 [2]
Net realized and unrealized gains (losses)	(1.09)		(0.03)	0.49	1.18	0.23	1.89

Total from investment operations	(1.07)		(0.02)	0.52	1.20	0.27	1.95
Less distributions:
Distributions from net investment income	—		(0.02)	(0.02)	(0.01)	(0.04)	(0.06)
Distributions from net realized gains	—		(0.58)	—	—	—	—

Total distributions	—		(0.60)	(0.02)	(0.01)	(0.04)	(0.06)

Net asset value at end of period	8.07		9.14	9.76	9.26	8.07	7.84

Total return (%)	(11.71)[4]		(0.78)	5.62	14.85	3.42	32.84

RATIOS/SUPPLEMENTAL DATA (%)
Ratios to average net assets:
Net operating expenses	0.86	[5,8]	1.00 [8]	0.99	0.99	0.99	0.80
Gross operating expenses	1.04	[5]	1.02	1.05	1.34	2.34	2.59
Net investment income (loss)	0.34	[5]	0.10	0.30	0.27	0.53	0.80
Portfolio turnover rate	36	[4]	85	71	79	78	177
Net assets, end of period ($ × 1,000)	46,209		52,681	75,481	44,426	5,056	5,006

*	Unaudited.

[1]	Commencement of operations.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Amount less than $0.005

[4]	Not annualized.

[5]	Annualized.

[6]	The ratio of net operating expenses for period ending 03/31/08 would have been 1.29% if interest expense had not been included.

[7]	Effective July 31, 2008, the Institutional Shares became Select Shares.

[8]	The ratio of net operating expenses for period ending 03/31/08 and 09/30/08 would have been 0.99% and 0.85% respectively, if interest expense had not been included.

Large Cap Fund — Investor Shares

	4/1/08-		4/1/07-	4/1/06-	4/1/05-	4/1/04-	4/1/03-
	9/30/08*		3/31/08	3/31/07	3/31/06	3/31/05	3/31/04

PER–SHARE DATA ($)
Net asset value at beginning of period	10.38		13.21	12.36	11.81	10.96	8.31

Income (loss) from investment operations:
Net investment income (loss)	0.04	[1]	0.06 [1]	0.07 [1]	0.06 [1]	0.08 [1]	0.02	[1]
Net realized and unrealized gains (losses)	(1.10)		(0.72)	1.25	1.63	0.93	2.63

Total from investment operations	(1.06)		(0.66)	1.32	1.69	1.01	2.65
Less distributions:
Distributions from net investment income	—		(0.06)	(0.05)	(0.07)	(0.07)	—
Distributions from net realized gains	—		(2.11)	(0.42)	(1.07)	(0.09)	—

Total distributions	—		(2.17)	(0.47)	(1.14)	(0.16)	—

Net asset value at end of period	9.32		10.38	13.21	12.36	11.81	10.96

Total return (%)	(10.21)[2]		(6.61)	10.69	14.57	9.22	31.89

RATIOS/SUPPLEMENTAL DATA (%)
Ratios to average net assets:
Net operating expenses	1.15	[3]	1.31 [4]	1.30 [4]	1.33	1.35	1.25
Gross operating expenses	1.32	[3]	1.40	1.38	1.52	1.58	1.51
Net investment income (loss)	0.81	[3]	0.45	0.52	0.50	0.69	0.24
Portfolio turnover rate	71	[2]	166	144	144	128	142
Net assets, end of period ($ × 1,000)	7,767		9,017	10,074	10,026	2,786	590

Large Cap Fund — Select Shares

	4/1/08-		4/1/07-	4/1/06-	4/1/05-	4/1/04-	4/1/03-
	9/30/08*,5		3/31/08	3/31/07	3/31/06	3/31/05	3/31/04

PER–SHARE DATA ($)
Net asset value at beginning of period	10.38		13.21	12.35	11.79	10.92	8.28

Income (loss) from investment operations:
Net investment income (loss)	0.06	[1]	0.10 [1]	0.10 [1]	0.10 [1]	0.11 [1]	(0.06)[1]
Net realized and unrealized gains (losses)	(1.11)		(0.71)	1.27	1.62	0.94	2.62

Total from investment operations	(1.05)		(0.61)	1.37	1.72	1.05	2.68
Less distributions:
Distributions from net investment income	—		(0.11)	(0.09)	(0.09)	(0.09)	(0.04)
Distributions from net realized gains	—		(2.11)	(0.42)	(1.07)	(0.09)	—

Total distributions	—		(2.22)	(0.51)	(1.16)	(0.18)	(0.04)

Net asset value at end of period	9.33		10.38	13.21	12.35	11.79	10.92

Total return (%)	(10.12)[2]		(6.30)	11.10	14.90	9.66	32.33

RATIOS/SUPPLEMENTAL DATA (%)
Ratios to average net assets:
Net operating expenses	0.85	[3]	1.00 [6]	1.00 [6]	1.01	0.99	1.00
Gross operating expenses	0.94	[3]	1.01	1.01	1.14	1.23	1.47
Net investment income (loss)	1.12	[3]	0.77	0.81	0.80	0.96	0.62
Portfolio turnover rate	71	[2]	166	144	144	128	142
Net assets, end of period ($ × 1,000)	78,727		83,783	94,921	54,296	44,559	44,301

*	Unaudited

[1]	Calculated based on the average shares outstanding during the period.

[2]	Not annualized.

[3]	Annualized.

[4]	The ratio of net operating expenses would have been 1.29%, if interest expenses had not been included.

[5]	Effective July 31, 2008, the Institutional Shares became Select Shares.

[6]	The ratio of net operating expenses would have been .99%, if interest expenses had not been included.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this   day of          , 2009, by and between Laudus Trust, a Massachusetts business trust (the “Trust”), on behalf of its Laudus Rosenberg U.S. Large Capitalization Growth Fund (the “Acquired Fund”), and the Trust, on behalf of its Laudus Rosenberg U.S. Large Capitalization Fund (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”). Charles Schwab Investment Management, Inc. (“CSIM”) joins this Agreement solely for purposes of Sections 14(b) and 18(b). Except for the Acquired Fund and Surviving Fund, no other series of the Trust are parties to this Agreement. The Trust has its principal place of business at 101 Montgomery Street, San Francisco CA, 94104.

WHEREAS, the Trust was established on April 1, 1988 under the laws of the Commonwealth of Massachusetts as a business trust under a Declaration of Trust, and the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Acquired Fund and the Surviving Fund are each a separate investment series of the Trust and the Acquired Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, each of the Acquired Fund and the Surviving Fund is authorized to issue its shares of beneficial interest;

WHEREAS, the Funds intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and

WHEREAS, the Trustees of the Trust, including a majority of Trustees that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of the Trust have determined that the transactions contemplated herein are in the best interests of the Funds and that the interests of the Funds’ respective existing shareholders will not be diluted as a result;

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of the Acquired Fund solely in exchange for the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund and shares of beneficial interest of the Surviving Fund (“Surviving Fund Shares”) followed by the distribution, at the Closing Date (as defined in Section 13 of this Agreement), of such Surviving Fund Shares to the holders of shares of the Acquired Fund (“Acquired Fund Shares”) on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund. The parties hereto hereby covenant and agree as follows:

1. Plan of Reorganization.  At the Closing Date, the Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 5 of this Agreement) (the “Statement of Assets and Liabilities”), to the Surviving Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, and the Surviving Fund shall deliver to the Acquired Fund a number of Surviving Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Closing Date. Shareholders of record of Select Shares of the Acquired Fund at the Closing Date shall be credited with full and fractional Select Shares of the Surviving Fund. Shareholders of record of Investor Shares of the Acquired Fund at the Closing Date shall be credited with full and fractional Investor Shares of the Surviving Fund. The assets and liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Surviving Fund. All debts, liabilities, obligations and duties of the Acquired Fund, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Surviving Fund and may be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund. The events outlined in this Section 1 are referred to herein collectively as the “Reorganization.”

2. Transfer of Assets.

(a) The assets of the Acquired Fund to be acquired by the Surviving Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Closing Date.

(b) The Surviving Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a list of the securities, if any, on the Acquired Fund’s list referred to in the second sentence of this paragraph that do not conform to the Surviving Fund’s investment objectives, policies, and restrictions. The Acquired Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Surviving Fund with a list of its portfolio securities and other investments. In the event that the Acquired Fund holds any investments that the Surviving Fund may not hold, the Acquired Fund, if requested by the Surviving Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Acquired Fund and the Surviving Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Fund with respect to such investments, the Acquired Fund, if requested by the Surviving Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Acquired Fund, such disposition would either violate the Acquired Fund’s fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization.

(c) The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the Surviving Fund at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund’s assets are deposited, the Acquired Fund’s assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

(d) The Acquired Fund shall direct Boston Financial Data Services, Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Fund Shares and the number and percentage ownership of outstanding Select Shares and Investor Shares s owned by each shareholder immediately prior to the Closing Date. The Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares to be credited at the Closing Date to the Secretary of the Acquired Fund, or provide evidence that the Surviving Fund Shares have been credited to the Acquired Fund’s account on the books of the Surviving Fund. No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3. Calculations.

(a) The number of full and fractional Select Shares and Investor Shares of Surviving Fund Shares to be issued in exchange for the Acquired Fund’s assets pursuant to Section 1 hereof shall be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the net asset value per share of the Acquired Fund for each class by the net asset value per share of the Surviving Fund for each class on the Valuation Date, determined in accordance with Section 3(b). Shareholders of record of Select Shares of the Acquired Fund at the Closing Date shall be credited with full and fractional Select Shares of the Surviving Fund. Shareholders of record of Investor Shares of the Acquired Fund at the Closing Date shall be credited with full and fractional Investor Shares of the Surviving Fund.

(b) The net asset value per share of the Surviving Fund Shares shall be the net asset value per share computed as of the time at which the Surviving Fund’s net asset value is calculated at the Valuation Time, in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the Securities Act of 1933 (the “1933 Act”).

4. Valuation of Assets.  The value of the assets of the Acquired Fund shall be the value of such assets computed as of the time at which the Acquired Fund’s net asset value is calculated at the Valuation Time. The net asset value of the assets of the Acquired Fund to be transferred to the Surviving Fund shall be computed by the Acquired Fund. In determining the value of the securities transferred by the Acquired Fund to the Surviving Fund, each security shall be priced in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the 1933 Act. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquired Fund, provided that such determination shall be subject to the approval of the Surviving Fund. The Acquired Fund and the Surviving Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

5. Valuation Time.  The valuation time shall be 4:00 p.m., Eastern Time, on March 26, 2009, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of the Funds (the “Valuation Time”). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.

6. Liquidation of the Acquired Fund and Cancellation of Shares.  At the Closing Date, the Acquired Fund will liquidate and the Surviving Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Closing Date in exchange for their Acquired Fund Shares and in complete liquidation of the Acquired Fund. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Fund in the name of each shareholder of the Acquired Fund that represents the respective number and class of Surviving Fund Shares due such shareholder. All of the issued and outstanding shares of the Acquired Fund shall be cancelled on the books of the Trust at the Closing Date and shall thereafter represent only the right to receive Surviving Fund Shares. The Acquired Fund’s transfer books shall be closed permanently. The Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.

7. Representations and Warranties of the Surviving Fund.  The Surviving Fund represents and warrants to the Acquired Fund as follows:

(a) The Surviving Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b) The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The Select Shares and Investor Shares of the Surviving Fund have been duly established and represent a fractional undivided interest in the Surviving Fund. The issued and outstanding Select Shares and Investor Shares of the Surviving Fund are duly authorized, validly issued, fully paid and nonassessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Surviving Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Fund. The Surviving Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and nonassessable.

(d) The execution, delivery and performance of this Agreement by the Trust, on behalf of the Surviving Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Surviving Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Surviving Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Surviving Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Surviving Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e) The audited financial statements of the Surviving Fund as of March 31, 2008 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date not disclosed therein.

(f) Since March 31, 2008, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this paragraph (f), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.

(g) The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i) Except for contracts and agreements disclosed to the Acquired Fund, under which no default exists, the Surviving Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Fund.

(j) As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(k) For each taxable year of its operation, the Surviving Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Surviving Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(l) The Surviving Fund agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m) The information statement and prospectus and statement of additional information (collectively, the “Information Statement/Prospectus”) to be included in the Surviving Fund’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Fund makes no representations or warranties as to the information contained in the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund and furnished by the Acquired Fund to the Surviving Fund specifically for use in connection with the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

8. Representations and Warranties of the Acquired Fund.  The Acquired Fund represents and warrants to the Surviving Fund as follows:

(a) The Acquired Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b) The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The Select Shares and Investor Shares of the Acquired Fund have been duly established and represent a fractional undivided interest in the Acquired Fund. The issued and outstanding Select Shares and Investor Shares of the Acquired Fund are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Fund.

(d) The audited financial statements of the Acquired Fund as of March 31, 2008 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(e) Since March 31, 2008, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund. For purposes of this paragraph (e), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(f) The Acquired Fund will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Fund pursuant to Section 1. Upon delivery and payment for such assets, the Surviving Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Fund and accepted by the Surviving Fund.

(g) The execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquired Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Acquired Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Surviving Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Acquired Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(h) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i) Except as otherwise disclosed in writing and accepted by the Surviving Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j) Except for contracts and agreements disclosed to the Surviving Fund, under which no default exists, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Fund.

(k) As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(l) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Acquired Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(m) The Information Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the

Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Fund makes no representations or warranties as to the information contained in the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Fund and furnished by the Surviving Fund to the Acquired Fund specifically for use in connection with the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

9. Covenants of the Surviving Fund and the Acquired Fund.

(a) The Surviving Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b) The Acquired Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

(c) Subject to the provisions of this Agreement, the Surviving Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(d) As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and certified by the Acquired Fund’s President, Vice President or Treasurer.

10. Conditions Precedent to Obligations of the Surviving Fund.  The obligations of the Surviving Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b) The Surviving Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Fund, covering the following points:

(i) The Acquired Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii) The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii) This Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution, and delivery of this Agreement by the Surviving Fund, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of the Acquired Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Acquired Fund is a party or by which any properties belonging to the Acquired Fund may be bound.

(v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Fund or the consummation of the transactions contemplated by this Agreement.

(vi) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its respective properties or assets and the Acquired Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund’s registration statement, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are legally issued and fully paid and non-assessable (except that shareholders of the Acquired Fund may under certain circumstances be held personally liable for its obligations).

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c) The Acquired Fund shall have delivered to the Surviving Fund at the Closing Date the Acquired Fund’s Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Acquired Fund as to the aggregate asset value of the Acquired Fund’s portfolio securities.

(d) On the Closing Date, the Acquired Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing Date and the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that the conditions set forth in this clause (d) have been and continue to be, satisfied.

11. Conditions Precedent to Obligations of the Acquired Fund.  The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a) All representations and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of Surviving Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b) The Acquired Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

(i) The Surviving Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii) The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii) This Agreement has been duly authorized, executed and delivered by the Surviving Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquired Fund, is a valid and binding obligation of the Surviving Fund enforceable against the Surviving Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of the Surviving Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Surviving Fund is a party or by which any properties belonging to the Surviving Fund may be bound.

(v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Surviving Fund or the consummation of the transactions contemplated by this Agreement.

(vi) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Surviving Fund or any of its respective properties or assets and the Surviving Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Surviving Fund Shares to be issued and delivered to the Acquired Fund on behalf of the Acquired Fund shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the Surviving Fund has any statutory preemptive rights in respect thereof (except that shareholders of the Surviving Fund may under certain circumstances be held personally liable for its obligations).

(viii) The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c) On the Closing Date, the Surviving Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Surviving Fund prior to or at the Closing Date and the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of the Surviving Fund that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

12. Further Conditions Precedent to Obligations of the Acquired Fund and the Surviving Fund.  If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a) The Trust’s Board of Trustees, on behalf of each of the Acquired Fund and Surviving Fund, shall have approved this Agreement.

(b) On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(c) All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(d) The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e) The Funds shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Surviving Fund and the Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Surviving Fund for Federal income tax purposes:

(i) The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund in exchange solely for the Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund Shares to the shareholders of the Acquired Fund.

(iii) No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of the liabilities of the Acquired Fund.

(iv) The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange.

(v) The holding period of the assets of the Acquired Fund received by the Surviving Fund will include the period during which such assets were held by the Acquired Fund.

(vi) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund Shares (including fractional shares to which they may be entitled).

(vii) The aggregate tax basis of Surviving Fund Shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.

(viii) The holding period of the Surviving Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date of the Reorganization.

No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the Surviving Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Acquired Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Acquired Fund may waive the conditions set forth in this Section 12(e).

13. Closing Date of the Reorganization.  The exchange of the Acquired Fund’s assets for the Surviving Fund Shares shall be effective as of opening of business on March 27, 2009, or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

14. Termination.

(a) This Agreement may be terminated by the mutual agreement of the Surviving Fund and the Acquired Fund. In addition, either the Surviving Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date:

(i) because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(ii) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

(iii) by resolution of the Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of the Acquired Fund’s or Surviving Fund’s shareholders;

(b) In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Fund, the Surviving Fund, the Trust, or their Trustees or officers, to the other party. In such event, CSIM shall bear the expenses incurred by the Acquired Fund and the Surviving Fund incidental to the preparation and carrying out of this Agreement as provided in Section 18.

15. Amendment.  This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund shares to be issued to the Acquired Fund shareholders under the Plan to the detriment of such Acquired Fund shareholders; and (ii) the Board determines that such amendment is in the best interest of shareholders of the Acquired Fund and the Surviving Fund.

16. Governing Law.  This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

17. Notices.  Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Fund:	Surviving Fund:

Jeffrey Mortimer	Jeffrey Mortimer
Laudus Trust	Laudus Trust
101 Montgomery Street	101 Montgomery Street
San Francisco CA, 94104	San Francisco CA, 94104

with a copy to:	with a copy to:

Timothy W. Levin, Esq.	Timothy W. Levin, Esq.
Morgan, Lewis & Bockius LLP	Morgan, Lewis & Bockius LLP
1701 Market Street	1701 Market Street
Philadelphia, PA 19103	Philadelphia, PA 19103

18. Fees and Expenses.

(a) Each of the Surviving Fund and the Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b) Except as otherwise provided for herein, all expenses that are solely and directly related to the reorganization contemplated by this Agreement will be borne and paid by CSIM. Such expenses include, without limitation, to the extent solely and directly related to the reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Fund Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Fund Shares to be issued in connection herewith in each state in which the Acquired Fund’s shareholders are resident as of the date of the mailing of the Information Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. CSIM agrees that all such fees and expenses so borne and paid, shall be paid directly by CSIM (or an affiliate thereof) to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Acquired Fund or the Surviving Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code. Acquired Fund shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Acquired Fund nor the Surviving Fund will pay the Surviving Fund shareholders’ expenses, if any.

19. Headings, Counterparts, Assignment.

(a) The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d) The Surviving Fund and Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

(e) A copy of the Trust’s Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Trust by officers of such Trust as officers and not individually and that the obligations of or arising out of this Agreement with respect to the Surviving Fund and the Acquired Fund are not binding upon any of the trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property belonging to the Surviving Fund and the Acquired Fund.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

LAUDUS TRUST, ON BEHALF OF ITS SERIES,
THE U.S. LARGE CAPITALIZATION GROWTH FUND

By:
Name:
Title:

LAUDUS TRUST, ON BEHALF OF ITS SERIES,
THE LAUDUS ROSENBERG U.S LARGE
CAPITALIZATION FUND

By:
Name:
Title:

SOLELY FOR PURPOSES OF SECTIONS 14(b) AND
18(b), CHARLES SCHWAB INVESTMENT
MANAGEMENT, INC.

By:
Name:
Title:

LAUDUS TRUST
101 Montgomery Street
San Francisco, CA 94104
STATEMENT OF ADDITIONAL INFORMATION
Acquisition of the Assets and Liabilities of
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND
a series of
Laudus Trust
101 Montgomery Street
San Francisco, CA 94104
By and in Exchange for Shares of
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
a series of
Laudus Trust
101 Montgomery Street
San Francisco, CA 94104
February 20, 2009
     This Statement of Additional Information (the “SAI”), which is not a prospectus, relating specifically to the proposed transfer of assets and liabilities of the Laudus Rosenberg U.S. Large Capitalization Growth Fund (the “Large Cap Growth Fund” or the “Acquired Fund”) to the Laudus Rosenberg U.S. Large Capitalization Fund (the “Large Cap Fund” or the “Surviving Fund” and, together with the Large Cap Growth Fund, the “Funds”) (the “Reorganization”), should be read in conjunction with the Prospectus/Information Statement dated February 20, 2009 relating specifically to the Reorganization (the “Prospectus”). Copies of the Prospectus may be obtained at no charge by calling the Trust at 1-800-447-3332.
     This SAI, relating specifically to the Reorganization, consists of this cover page, the following page and the following described documents, each of which is incorporated by reference herein:
     1. The Statement of Additional Information of the Trust relating to the Acquired Fund and the Surviving Fund dated July 31, 2008.
     2. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund and Surviving Fund included in the Funds’ Annual Reports for the period ended March 31, 2008 (together, the “Annual Reports”). No other parts of the Annual Reports are incorporated herein by reference.
     3. The unaudited financial statements of the Acquired Fund and Surviving Fund included in the Funds’ Semi-Annual Reports for the period ended September 30, 2008 (together, the “Semi-Annual Reports”). No other parts of the Semi-Annual Reports are incorporated herein by reference.

2

     A. General Information
     The Board of Trustees of the Acquired Fund has approved an Agreement and Plan of Reorganization (the “Plan”) which contemplates the transfer of substantially all the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for Select Shares and Investor Shares of the Surviving Fund.
     After the transfer of substantially all its assets and liabilities in exchange for Select Shares and Investor Shares of the Surviving Fund, the Acquired Fund will distribute the shares to its shareholders in liquidation of the Acquired Fund. Each shareholder owning Select Shares and Investor Shares of the Acquired Fund at the closing of the Reorganization will receive Select Shares and Investor Shares, respectively, of the Surviving Fund equal in aggregate value to his or her interest in the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganization. The Surviving Fund will establish an account for each former shareholder of the Acquired Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Surviving Fund for each shareholder. In connection with the Reorganization, all outstanding Select Shares and Investor Shares of the Acquired Fund will be cancelled, and the Acquired Fund will wind up its affairs and be terminated. For further information about the Reorganization, see the Prospectus.
     B. Additional Information about the Acquired Fund and the Surviving Fund
     This SAI incorporates by reference the Statement of Additional Information of the Trust relating to the Acquired Fund and the Surviving Fund dated July 31, 2008.
     C. Financial Statements
     Historical financial information regarding the Acquired Fund and Surviving Fund is incorporated herein by reference as follows:
     1. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund and Surviving Fund included in the Funds’ Annual Reports are incorporated herein by reference to such Annual Reports. No other parts of the Annual Reports are incorporated herein by reference; and
     2. The unaudited financial statements of the Acquired Fund and Surviving Fund included in the Funds’ Semi-Annual Reports are incorporated herein by reference to such Semi-Annual Reports. No other parts of the Semi-Annual Reports are incorporated herein by reference.
     D. Pro Forma Financial Information (Unaudited)
     The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on October 1, 2008.
     The unaudited pro forma combined schedule of investments and statement of assets and liabilities reflect the combined financial position of the Acquired Fund and Surviving Fund as of September 30, 2008. The unaudited pro forma combined statement of operations for the period ended September 30, 2008, presents the combined results of operations of the Acquired Fund and Surviving Fund for the period ended September 30, 2008. The pro forma results of operations are not necessarily indicative of future

3

operations or the actual results that would have occurred had the combination been consummated at October 1, 2008. These historical statements have been derived from the respective books of the Acquired Fund and Surviving Fund and records utilized in calculating daily net asset value at September 30, 2008, and for the twelve-month period then ended under auditing principles generally accepted in the United States of America in the investment company industry.
     Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Large Cap Fund for pre-combination periods will not be combined/consolidated or included with the results of the Surviving Fund.
     The unaudited pro forma combined financial statements should be read in conjunction with the separate financial statements of the Acquired Fund and Surviving Fund incorporated by reference into this SAI.
Pro Forma Schedule of Investments (Unaudited)
Large Cap Growth Fund, Large Cap Fund and Pro Forma Large Cap Fund
September 30, 2008

				Large Cap		Large Cap		Pro Forma Combined
								Large Cap Fund
				Growth Fund		Fund		(Surviving Fund)
Security Description and Percentage of				Shares/	Market Value	Shares/	Market Value	Shares/	Market Value
Net Assets (Pro Forma)				Principal	$	Principal	$	Principal	$
Automobiles & Components 0.1%
Johnson Controls, Inc.				3,000	90,990	50	1,516	3,050	92,506
					90,990		1,516		92,506

Banks 1.7%
Hudson City Bancorp, Inc.		(a	)	4,700	86,715	11,300	208,485	16,000	295,200
M&T Bank Corp.						510	45,518	510	45,518
Regions Financial Corp.						32,962	316,435	32,962	316,435
SunTrust Banks, Inc.						708	31,853	708	31,853
U.S. Bancorp						22,260	801,805	22,260	801,805
Wells Fargo & Co.						22,500	844,425	22,500	844,425
					86,715		2,248,521		2,335,236

Capital Goods 10.0%
3M Co.		(a	)	4,660	318,325	320	21,859	4,980	340,184
Aecom Technology Corp.	*			2,800	68,432			2,800	68,432
AGCO Corp.	*	(a	)	2,510	106,951			2,510	106,951
Alliant Techsystems, Inc.	*	(a	)	770	72,334			770	72,334
AMETEK, Inc.				2,860	116,602			2,860	116,602
Armstrong World Industries, Inc.						690	19,941	690	19,941
Caterpillar, Inc.		(a	)	4,000	238,400			4,000	238,400
Cooper Industries Ltd., Class A		(a	)	210	8,390			210	8,390
Crane Co.						3,790	112,601	3,790	112,601
Cummins, Inc.				4,600	201,112	15,612	682,557	20,212	883,669
Danaher Corp.				1,300	90,220			1,300	90,220
Deere & Co.				6,128	303,336			6,128	303,336

4

				Large Cap		Large Cap		Pro Forma Combined
								Large Cap Fund
				Growth Fund		Fund		(Surviving Fund)
Security Description and Percentage of				Shares/	Market Value	Shares/	Market Value	Shares/	Market Value
Net Assets (Pro Forma)				Principal	$	Principal	$	Principal	$
Donaldson Co., Inc.		(a	)	1,780	74,600			1,780	74,600
Dover Corp.				3,200	129,760	14,100	571,755	17,300	701,515
Emerson Electric Co.				7,960	324,688			7,960	324,688
First Solar, Inc.	*			819	154,717	2,920	551,617	3,739	706,334
Flowserve Corp.				140	12,428			140	12,428
Fluor Corp.				3,000	167,100			3,000	167,100
General Dynamics Corp.		(a	)	1,100	80,982	80	5,890	1,180	86,872
General Electric Co.						20,300	517,650	20,300	517,650
Honeywell International, Inc.				8,730	362,731	25,463	1,057,988	34,193	1,420,719
Jacobs Engineering Group, Inc.	*	(a	)	2,070	112,422			2,070	112,422
Joy Global, Inc.		(a	)	1,747	78,860			1,747	78,860
Kennametal, Inc.				700	18,984			700	18,984
L-3 Communications Holdings, Inc.				1,700	167,144			1,700	167,144
Lennox International, Inc.				1,800	59,886			1,800	59,886
Lockheed Martin Corp.				5,950	652,536	17,158	1,881,718	23,108	2,534,254
Northrop Grumman Corp.				1,550	93,837	20,700	1,253,178	22,250	1,347,015
PACCAR, Inc.		(a	)	2,340	89,365			2,340	89,365
Pall Corp.				90	3,095			90	3,095
Parker Hannifin Corp.				1,620	85,860			1,620	85,860
Precision Castparts Corp.				900	70,902			900	70,902
Raytheon Co.		(a	)	2,800	149,828			2,800	149,828
Rockwell Automation, Inc.		(a	)	2,670	99,698			2,670	99,698
SPX Corp.		(a	)	1,100	84,700	4,160	320,320	5,260	405,020
SunPower Corp., Class B	*			959	66,219	1,072	74,022	2,031	140,241
The Boeing Co.				4,600	263,810			4,600	263,810
The Manitowoc Co., Inc.		(a	)	4,000	62,200	9,350	145,392	13,350	207,592
The Shaw Group, Inc.	*			1,800	55,314	5,409	166,218	7,209	221,532
The Timken Co.				107	3,033	6,949	197,004	7,056	200,037
The Toro Co.		(a	)	1,700	70,210			1,700	70,210
Tyco International Ltd.				3,500	161,092			3,500	161,092
United Technologies Corp.				3,500	210,210			3,500	210,210
W.W. Grainger, Inc.				1,390	120,888	4,051	352,315	5,441	473,203
					5,611,201		7,932,025		13,543,226

Commercial & Professional Supplies 0.6%
Allied Waste Industries, Inc.	*			4,000	44,440	20,530	228,088	24,530	272,528
Manpower, Inc.		(a	)	200	8,632	1,280	55,245	1,480	63,877
R.R. Donnelley & Sons Co.						17,100	419,463	17,100	419,463
Waste Management, Inc.				2,700	85,023			2,700	85,023
					138,095		702,796		840,891

Consumer Durables & Apparel 0.4%
NIKE, Inc., Class B				5,210	348,549			5,210	348,549
The Stanley Works		(a	)	900	37,566			900	37,566
The Warnaco Group, Inc.	*					2,110	95,562	2,110	95,562
					386,115		95,562		481,677

Consumer Services 1.0%
CBRL Group, Inc.		(a	)	800	21,040			800	21,040
H&R Block, Inc.		(a	)	2,112	48,048	21,900	498,225	24,012	546,273
McDonald’s Corp.				6,600	407,220			6,600	407,220
Yum! Brands, Inc.				10,600	345,666			10,600	345,666
					821,974		498,225		1,320,199

5

				Large Cap		Large Cap		Pro Forma Combined
								Large Cap Fund
				Growth Fund		Fund		(Surviving Fund)
Security Description and Percentage of				Shares/	Market Value	Shares/	Market Value	Shares/	Market Value
Net Assets (Pro Forma)				Principal	$	Principal	$	Principal	$
Diversified Financials 3.8%
American Express Co.				5,700	201,951	7,520	266,434	13,220	468,385
Bank of America Corp.						36,750	1,286,250	36,750	1,286,250
BlackRock, Inc.		(a	)	660	128,370			660	128,370
Citigroup, Inc.						41,300	847,063	41,300	847,063
JPMorgan Chase & Co.						30,573	1,427,759	30,573	1,427,759
Morgan Stanley						6,870	158,010	6,870	158,010
Northern Trust Corp.				3,381	244,108			3,381	244,108
State Street Corp.				2,090	118,879			2,090	118,879
T. Rowe Price Group, Inc.		(a	)	1,500	80,565			1,500	80,565
The Goldman Sachs Group, Inc.						2,730	349,440	2,730	349,440
					773,873		4,334,956		5,108,829

Energy 16.3%
Apache Corp.						20	2,086	20	2,086
Arch Coal, Inc.		(a	)	2,530	83,212			2,530	83,212
Atwood Oceanics, Inc.	*	(a	)	1,900	69,160			1,900	69,160
Baker Hughes, Inc.				4,520	273,641			4,520	273,641
Cabot Oil & Gas Corp.				1,800	65,052			1,800	65,052
Cameron International Corp.	*			4,540	174,972	110	4,239	4,650	179,211
Chevron Corp.						30,670	2,529,662	30,670	2,529,662
Cimarex Energy Co.						6,300	308,133	6,300	308,133
ConocoPhillips						33,300	2,439,225	33,300	2,439,225
Continental Resources, Inc.	*	(a	)	1,800	70,614			1,800	70,614
Denbury Resources, Inc.	*	(a	)	4,700	89,488			4,700	89,488
Devon Energy Corp.						3,588	327,226	3,588	327,226
Diamond Offshore Drilling, Inc.		(a	)	1,650	170,049	2,360	243,222	4,010	413,271
Encore Acquisition Co.	*			600	25,068			600	25,068
ENSCO International, Inc.				3,220	185,569	4,000	230,520	7,220	416,089
EOG Resources, Inc.				1,200	107,352			1,200	107,352
Exxon Mobil Corp.				10,980	852,707	41,870	3,251,624	52,850	4,104,331
FMC Technologies, Inc.	*			2,500	116,375			2,500	116,375
Forest Oil Corp.	*					5,980	296,608	5,980	296,608
Foundation Coal Holdings, Inc.				1,500	53,370	1,160	41,273	2,660	94,643
Global Industries Ltd.	*	(a	)	3,200	22,208			3,200	22,208
Halliburton Co.				11,600	375,724			11,600	375,724
Helix Energy Solutions Group, Inc.	*	(a	)	200	4,856	3,030	73,568	3,230	78,424
Hess Corp.		(a	)	2,000	164,160			2,000	164,160
International Coal Group, Inc.	*					8,720	54,413	8,720	54,413
Mariner Energy, Inc.	*	(a	)	2,500	51,250	6,320	129,560	8,820	180,810
Massey Energy Co.		(a	)	2,310	82,398	3,880	138,400	6,190	220,798
Murphy Oil Corp.		(a	)	3,400	218,076	10,000	641,400	13,400	859,476
National-Oilwell Varco, Inc.	*			2,500	125,575			2,500	125,575
Newfield Exploration Co.	*					2,360	75,496	2,360	75,496
Noble Corp.				5,380	236,182	7,425	325,957	12,805	562,139
Noble Energy		(a	)	480	26,683			480	26,683
Occidental Petroleum Corp.		(a	)	8,461	596,077	16,630	1,171,583	25,091	1,767,660
Oil States International, Inc.	*	(a	)	1,250	44,188	3,840	135,744	5,090	179,932
Overseas Shipholding Group, Inc.						250	14,578	250	14,578
Patterson-UTI Energy, Inc.		(a	)	3,075	61,562			3,075	61,562
Peabody Energy Corp.		(a	)	1,600	72,000			1,600	72,000

6

				Large Cap		Large Cap		Pro Forma Combined
								Large Cap Fund
				Growth Fund		Fund		(Surviving Fund)
Security Description and Percentage of				Shares/	Market Value	Shares/	Market Value	Shares/	Market Value
Net Assets (Pro Forma)				Principal	$	Principal	$	Principal	$
Penn Virginia Corp.						830	44,355	830	44,355
Petrohawk Energy Corp.	*	(a	)	4,000	86,520			4,000	86,520
Pioneer Natural Resources Co.						4,340	226,895	4,340	226,895
Plains Exploration & Production Co.	*			2,496	87,759	5,750	202,170	8,246	289,929
Pride International, Inc.	*			3,530	104,523	1,320	39,085	4,850	143,608
Rowan Cos., Inc.		(a	)	2,720	83,096	8,340	254,787	11,060	337,883
SandRidge Energy, Inc.	*	(a	)	3,000	58,800			3,000	58,800
Schlumberger Ltd.		(a	)	14,800	1,155,732	9,124	712,493	23,924	1,868,225
SEACOR Holdings, Inc.	*	(a	)	200	15,790			200	15,790
Smith International, Inc.		(a	)	4,700	275,608	4,000	234,560	8,700	510,168
Southwestern Energy Co.	*			5,800	177,132			5,800	177,132
St. Mary Land & Exploration Co.		(a	)	1,100	39,215			1,100	39,215
Stone Energy Corp.	*					1,806	76,448	1,806	76,448
Superior Energy Services, Inc.	*			2,246	69,940			2,246	69,940
Swift Energy Co.	*					2,030	78,541	2,030	78,541
Teekay Corp.						3,200	84,416	3,200	84,416
TETRA Technologies, Inc.	*			3,000	41,550			3,000	41,550
The Williams Cos., Inc.				6,550	154,907			6,550	154,907
Tidewater, Inc.				200	11,072	3,800	210,368	4,000	221,440
Transocean, Inc.	*	(a	)	1,979	217,373			1,979	217,373
Unit Corp.	*			1,200	59,784	2,350	117,077	3,550	176,861
W&T Offshore, Inc.		(a	)	1,170	31,929	2,300	62,767	3,470	94,696
Walter Industries, Inc.				1,400	66,430			1,400	66,430
Weatherford International Ltd.	*	(a	)	4,200	105,588			4,200	105,588
Whiting Petroleum Corp.	*			1,080	76,961			1,080	76,961
					7,337,277		14,778,479		22,115,756

Food & Staples Retailing 1.2%
Costco Wholesale Corp.		(a	)	2,330	151,287			2,330	151,287
CVS Caremark Corp.				10,320	347,371	1,954	65,772	12,274	413,143
Sysco Corp.		(a	)	3,400	104,822			3,400	104,822
Walgreen Co.				5,300	164,088			5,300	164,088
Wal-Mart Stores, Inc.				12,190	730,059			12,190	730,059
					1,497,627		65,772		1,563,399

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.				10,100	200,384	14,960	296,806	25,060	497,190
Bunge Ltd.						8,069	509,799	8,069	509,799
Campbell Soup Co.				260	10,036	20	772	280	10,808
Constellation Brands, Inc., Class A	*					25,934	556,544	25,934	556,544
Dean Foods Co.	*	(a	)	1,650	38,544			1,650	38,544
H.J. Heinz Co.				3,200	159,904			3,200	159,904
Kellogg Co.		(a	)	2,800	157,080			2,800	157,080
PepsiCo, Inc.				9,600	684,192			9,600	684,192
Philip Morris International, Inc.				7,700	370,370	12,740	612,794	20,440	983,164
The Coca-Cola Co.				15,023	794,416			15,023	794,416
The Pepsi Bottling Group, Inc.				1,700	49,589			1,700	49,589
Tyson Foods, Inc., Class A						19,590	233,905	19,590	233,905
UST, Inc.		(a	)	1,700	113,118			1,700	113,118
					2,577,633		2,210,620		4,788,253

Health Care Equipment & Services 3.3%
Aetna, Inc.				2,300	83,053			2,300	83,053

7

				Large Cap		Large Cap		Pro Forma Combined
								Large Cap Fund
				Growth Fund		Fund		(Surviving Fund)
Security Description and Percentage of				Shares/	Market Value	Shares/	Market Value	Shares/	Market Value
Net Assets (Pro Forma)				Principal	$	Principal	$	Principal	$
Baxter International, Inc.				7,000	459,410			7,000	459,410
Beckman Coulter, Inc.				1,260	89,447			1,260	89,447
Becton, Dickinson & Co.				3,900	313,014			3,900	313,014
Cardinal Health, Inc.				1,978	97,476			1,978	97,476
Edwards Lifesciences Corp.	*	(a	)	1,700	98,192			1,700	98,192
Express Scripts, Inc.	*	(a	)	4,400	324,808	14,400	1,063,008	18,800	1,387,816
Health Net, Inc.	*			180	4,248	7,498	176,953	7,678	181,201
Hologic, Inc.	*					19,500	376,935	19,500	376,935
Intuitive Surgical, Inc.	*			900	216,882			900	216,882
Inverness Medical Innovations, Inc.	*					5,425	162,750	5,425	162,750
Medco Health Solutions, Inc.	*			3,100	139,500			3,100	139,500
Medtronic, Inc.				7,100	355,710			7,100	355,710
St. Jude Medical, Inc.	*			3,100	134,819			3,100	134,819
Stryker Corp.		(a	)	1,700	105,910			1,700	105,910
Teleflex, Inc.						2,912	184,883	2,912	184,883
Varian Medical Systems, Inc.	*			2,400	137,112			2,400	137,112
					2,559,581		1,964,529		4,524,110

Household & Personal Products 3.1%
Avon Products, Inc.				6,900	286,833	26,285	1,092,667	33,185	1,379,500
Church & Dwight Co., Inc.		(a	)	1,600	99,344	90	5,588	1,690	104,932
Colgate-Palmolive Co.				6,120	461,142	4,920	370,722	11,040	831,864
Energizer Holdings, Inc.	*	(a	)	1,130	91,022	1,200	96,660	2,330	187,682
Herbalife Ltd.		(a	)	2,000	79,040			2,000	79,040
The Clorox Co.		(a	)	1,300	81,497	5,427	340,219	6,727	421,716
The Estee Lauder Cos., Inc., Class A				2,000	99,820	8,100	404,271	10,100	504,091
The Procter & Gamble Co.				7,500	522,675	3,500	243,915	11,000	766,590
					1,721,373		2,554,042		4,275,415
Insurance 4.8%
Aflac, Inc.				2,800	164,500			2,800	164,500
Aon Corp.						18,761	843,494	18,761	843,494
Assurant, Inc.						8,180	449,900	8,180	449,900
CNA Financial Corp.				1,000	26,240	4,690	123,066	5,690	149,306
Everest Re Group Ltd.						4,700	406,691	4,700	406,691
MetLife, Inc.						25,978	1,454,768	25,978	1,454,768
Prudential Financial, Inc.				2,333	167,976	22,646	1,630,512	24,979	1,798,488
Reinsurance Group of America, Inc., Class A						1,410	76,140	1,410	76,140
The Hartford Financial Services Group, Inc.						13,285	544,552	13,285	544,552
Unum Group						25,540	641,054	25,540	641,054
					358,716		6,170,177		6,528,893

Materials 7.8%
Air Products & Chemicals, Inc.				1,130	77,394			1,130	77,394
Albemarle Corp.				2,340	72,166			2,340	72,166
Alcoa, Inc.				3,900	88,062			3,900	88,062
Ashland, Inc.						4,460	130,410	4,460	130,410
Cabot Corp.		(a	)	1,700	54,026	4,870	154,769	6,570	208,795
Carpenter Technology Corp.				76	1,949			76	1,949
Celanese Corp., Series A				2,554	71,282	6,530	182,252	9,084	253,534
CF Industries Holdings, Inc.				1,100	100,606	4,300	393,278	5,400	493,884
Chemtura Corp.				300	1,368	7,243	33,028	7,543	34,396

8

				Large Cap		Large Cap		Pro Forma Combined
								Large Cap Fund
				Growth Fund		Fund		(Surviving Fund)
Security Description and Percentage of				Shares/	Market Value	Shares/	Market Value	Shares/	Market Value
Net Assets (Pro Forma)				Principal	$	Principal	$	Principal	$
Cleveland-Cliffs, Inc.				2,800	148,232	6,527	345,539	9,327	493,771
Cytec Industries, Inc.						3,350	130,349	3,350	130,349
Domtar Corp.	*	(a	)	790	3,634			790	3,634
Eastman Chemical Co.						5,800	319,348	5,800	319,348
FMC Corp.				1,100	56,529	4,267	219,281	5,367	275,810
Hercules, Inc.						7,527	148,959	7,527	148,959
International Flavors & Fragrances, Inc.		(a	)	2,300	90,758			2,300	90,758
International Paper Co.						28,951	757,937	28,951	757,937
Monsanto Co.				6,500	643,370	23,100	2,286,438	29,600	2,929,808
Nalco Holding Co.				4,200	77,868	10,308	191,110	14,508	268,978
Newmont Mining Corp.				2,800	108,528			2,800	108,528
Nucor Corp.		(a	)	1,880	74,260			1,880	74,260
Olin Corp.						4,780	92,732	4,780	92,732
PPG Industries, Inc.				900	52,488	11,290	658,433	12,190	710,921
Praxair, Inc.				4,500	322,830			4,500	322,830
Rockwood Holdings, Inc.	*					2,277	58,428	2,277	58,428
RPM International, Inc.		(a	)	4,300	83,162	8,420	162,843	12,720	246,005
Sigma-Aldrich Corp.		(a	)	550	28,831			550	28,831
Steel Dynamics, Inc.				1	17			1	17
Terra Industries, Inc.		(a	)	1,980	58,212	7,392	217,325	9,372	275,537
The Lubrizol Corp.		(a	)	800	34,512			800	34,512
The Mosaic Co.				2,691	183,042	10,697	727,610	13,388	910,652
The Scotts Miracle-Gro Co., Class A				1,200	28,368	1,240	29,314	2,440	57,682
The Valspar Corp.		(a	)	200	4,458	7,520	167,621	7,720	172,079
United States Steel Corp.				1,920	149,011	7,900	613,119	9,820	762,130
					2,614,963		8,020,123		10,635,086

Media 2.6%
CBS Corp., Class B						55,900	815,022	55,900	815,022
Comcast Corp., Class A		(a	)	5,000	98,150			5,000	98,150
DISH Network Corp., Class A	*			3,635	76,335	15,245	320,145	18,880	396,480
The DIRECTV Group, Inc.	*	(a	)	7,163	187,456			7,163	187,456
Time Warner, Inc.						151,400	1,984,854	151,400	1,984,854
Viacom, Inc., Class B	*			3,400	84,456			3,400	84,456
					446,397		3,120,021		3,566,418

Pharmaceuticals & Biotechnology 8.7%
Abbott Laboratories				10,100	581,558			10,100	581,558
Allergan, Inc.				1,800	92,700			1,800	92,700
Amgen, Inc.	*			1,300	77,051	4,832	286,393	6,132	363,444
Applied Biosystems, Inc.				1,900	65,075			1,900	65,075
Biogen Idec, Inc.	*			4,144	208,402	2,390	120,193	6,534	328,595
Bristol-Myers Squibb Co.				22,300	464,955	88,800	1,851,480	111,100	2,316,435
Celgene Corp.	*			2,800	177,184			2,800	177,184
Cephalon, Inc.	*					5,041	390,627	5,041	390,627
Charles River Laboratories International, Inc.	*	(a	)	1,000	55,530			1,000	55,530
Eli Lilly & Co.				50	2,202			50	2,202
Forest Laboratories, Inc.	*			1,600	45,248			1,600	45,248
Genentech, Inc.	*			2,700	239,436			2,700	239,436
Genzyme Corp.	*	(a	)	4,000	323,560			4,000	323,560
Gilead Sciences, Inc.	*			9,735	443,721	16,900	770,302	26,635	1,214,023
ImClone Systems, Inc.	*			1,780	111,143			1,780	111,143

9

			Large Cap		Large Cap		Pro Forma Combined
							Large Cap Fund
			Growth Fund		Fund		(Surviving Fund)
Security Description and Percentage of			Shares/	Market Value	Shares/	Market Value	Shares/	Market Value
Net Assets (Pro Forma)			Principal	$	Principal	$	Principal	$
Invitrogen Corp.	*	(a)	1,480	55,944	7,000	264,600	8,480	320,544
Johnson & Johnson			7,700	533,456	2,270	157,266	9,970	690,722
Merck & Co., Inc.			3,900	123,084			3,900	123,084
Mylan, Inc.	*		2,000	22,840	1,210	13,818	3,210	36,658
PerkinElmer, Inc.		(a)	2,000	49,940			2,000	49,940
Pfizer, Inc.					190,110	3,505,628	190,110	3,505,628
Schering-Plough Corp.		(a)	9,160	169,185			9,160	169,185
Waters Corp.	*		1,800	104,724	6,966	405,282	8,766	510,006
Watson Pharmaceuticals, Inc.	*		2,000	57,000			2,000	57,000
				4,003,938		7,765,589		11,769,527

Real Estate 0.7%
Boston Properties, Inc.					900	84,294	900	84,294
Douglas Emmett, Inc.					8,200	189,174	8,200	189,174
Health Care REIT, Inc.			1,100	58,553			1,100	58,553
HRPT Properties Trust					16,600	114,374	16,600	114,374
ProLogis					2,200	90,794	2,200	90,794
Public Storage					900	89,109	900	89,109
Simon Property Group, Inc.		(a)	1,190	115,430	1,680	162,960	2,870	278,390
Vornado Realty Trust					1,000	90,950	1,000	90,950
				173,983		821,655		995,638

Retailing 1.7%
Amazon.com, Inc.	*		2,150	156,434			2,150	156,434
AutoZone, Inc.	*		880	108,539	3,368	415,409	4,248	523,948
Best Buy Co., Inc.		(a)	2,200	82,500			2,200	82,500
Big Lots, Inc.	*	(a)	3,100	86,273			3,100	86,273
Dollar Tree, Inc.	*		2,700	98,172			2,700	98,172
Expedia, Inc.	*				15,600	235,716	15,600	235,716
Family Dollar Stores, Inc.		(a)	200	4,740			200	4,740
Limited Brands, Inc.			4,550	78,806	10,840	187,749	15,390	266,555
RadioShack Corp.		(a)	3,300	57,024			3,300	57,024
Staples, Inc.		(a)	4,633	104,243			4,633	104,243
Target Corp.		(a)	4,800	235,440			4,800	235,440
The Sherwin-Williams Co.		(a)	1,900	108,604			1,900	108,604
The TJX Cos., Inc.		(a)	7,300	222,796	480	14,650	7,780	237,446
Urban Outfitters, Inc.	*	(a)	2,700	86,049			2,700	86,049
				1,429,620		853,524		2,283,144

Semiconductors & Semiconductor Equipment 1.2%
Applied Materials, Inc.		(a)	8,400	127,092			8,400	127,092
Broadcom Corp., Class A	*	(a)	3,200	59,616			3,200	59,616
Cypress Semiconductor Corp.	*		3,500	18,270	3,910	20,410	7,410	38,680
Fairchild Semiconductor International, Inc.	*		1,900	16,891			1,900	16,891
Integrated Device Technology, Inc.	*		2,720	21,162			2,720	21,162
Intel Corp.		(a)	31,500	589,995			31,500	589,995
LSI Corp.	*	(a)	11,600	62,176	48,600	260,496	60,200	322,672
Micron Technology, Inc.	*		1,500	6,075	59,600	241,380	61,100	247,455
Teradyne, Inc.	*		4,120	32,177			4,120	32,177
Texas Instruments, Inc.			7,800	167,700			7,800	167,700
				1,101,154		522,286		1,623,440

Software & Services 8.6%
Accenture Ltd., Class A			8,900	338,200	14,690	558,220	23,590	896,420

10

			Large Cap		Large Cap		Pro Forma Combined
							Large Cap Fund
			Growth Fund		Fund		(Surviving Fund)
Security Description and Percentage of			Shares/	Market Value	Shares/	Market Value	Shares/	Market Value
Net Assets (Pro Forma)			Principal	$	Principal	$	Principal	$
Activision Blizzard, Inc.	*	(a)	11,000	169,730			11,000	169,730
Adobe Systems, Inc.	*		3,200	126,304			3,200	126,304
Affiliated Computer Services, Inc., Class A	*	(a)	1,400	70,882	100	5,063	1,500	75,945
Akamai Technologies, Inc.	*		4,900	85,456			4,900	85,456
Amdocs Ltd.	*				13,821	378,419	13,821	378,419
Automatic Data Processing, Inc.			3,000	128,250			3,000	128,250
BMC Software, Inc.	*	(a)	3,600	103,068	510	14,601	4,110	117,669
CA, Inc.			4,718	94,171	28,300	564,868	33,018	659,039
Computer Sciences Corp.	*				12,100	486,299	12,100	486,299
Compuware Corp.	*	(a)	7,165	69,429			7,165	69,429
eBay, Inc.	*		6,000	134,280			6,000	134,280
Electronic Arts, Inc.	*		1,700	62,883			1,700	62,883
Google, Inc., Class A	*		1,560	624,811			1,560	624,811
Hewitt Associates, Inc., Class A	*		2,580	94,015	7,050	256,902	9,630	350,917
IAC/InterActiveCorp	*		1,500	25,950	7,250	125,425	8,750	151,375
Intuit, Inc.	*		5,745	181,599	23,230	734,300	28,975	915,899
MasterCard, Inc., Class A		(a)	1,300	230,529			1,300	230,529
McAfee, Inc.	*		2,854	96,922			2,854	96,922
Microsoft Corp.			56,100	1,497,309	9,970	266,099	66,070	1,763,408
Novell, Inc.	*		6,400	32,896	28,100	144,434	34,500	177,330
Oracle Corp.	*		42,100	855,051	97,829	1,986,907	139,929	2,841,958
SAIC, Inc.	*		2,600	52,598			2,600	52,598
Solera Holdings, Inc.	*				3,500	100,520	3,500	100,520
Synopsys, Inc.	*		4,510	89,975			4,510	89,975
VeriSign, Inc.	*	(a)	3,700	96,496	13,717	357,740	17,417	454,236
Western Union Co.			12,100	298,507			12,100	298,507
Yahoo!, Inc.	*	(a)	7,300	126,290			7,300	126,290
				5,685,601		5,979,797		11,665,398

Technology Hardware & Equipment 9.0%
Agilent Technologies, Inc.	*	(a)	6,400	189,824	23,490	696,713	29,890	886,537
Amphenol Corp., Class A			3,041	122,066	833	33,437	3,874	155,503
Apple, Inc.	*		9,820	1,116,141	80	9,093	9,900	1,125,234
Arrow Electronics, Inc.	*		200	5,244			200	5,244
Avnet, Inc.	*		2,800	68,964			2,800	68,964
Avocent Corp.	*	(a)	15	307			15	307
AVX Corp.		(a)	300	3,057			300	3,057
Cisco Systems, Inc.	*		39,200	884,352			39,200	884,352
CommScope, Inc.	*	(a)	1,800	62,352			1,800	62,352
Corning, Inc.			9,800	153,272			9,800	153,272
Dell, Inc.	*		12,300	202,704			12,300	202,704
EMC Corp.	*	(a)	10,110	120,916			10,110	120,916
FLIR Systems, Inc.	*	(a)	2,700	103,734			2,700	103,734
Harris Corp.			2,510	115,962	9,420	435,204	11,930	551,166
Hewlett-Packard Co.			23,340	1,079,241	9,164	423,743	32,504	1,502,984
International Business Machines Corp.			13,311	1,556,854	30,503	3,567,631	43,814	5,124,485
Itron, Inc.	*	(a)	1,100	97,383			1,100	97,383
JDS Uniphase Corp.	*	(a)	2,030	17,174			2,030	17,174
Juniper Networks, Inc.	*	(a)	3,200	67,424			3,200	67,424
Mettler-Toledo International, Inc.	*		1,400	137,200			1,400	137,200
NCR Corp.	*	(a)	800	17,640			800	17,640

11

			Large Cap		Large Cap		Pro Forma Combined
							Large Cap Fund
			Growth Fund		Fund		(Surviving Fund)
Security Description and Percentage of			Shares/	Market Value	Shares/	Market Value	Shares/	Market Value
Net Assets (Pro Forma)			Principal	$	Principal	$	Principal	$
QLogic Corp.	*	(a)	4,200	64,512			4,200	64,512
QUALCOMM, Inc.			17,000	730,490			17,000	730,490
Sun Microsystems, Inc.	*				8,908	67,701	8,908	67,701
Vishay Intertechnology, Inc.	*		300	1,986			300	1,986
				6,918,799		5,233,522		12,152,321

Telecommunication Services 3.5%
American Tower Corp., Class A	*		2,300	82,731			2,300	82,731
AT&T, Inc.					51,220	1,430,062	51,220	1,430,062
Verizon Communications, Inc.					99,533	3,194,014	99,533	3,194,014
				82,731		4,624,076		4,706,807

Transportation 2.4%
Burlington Northern Santa Fe Corp.			1,700	157,131			1,700	157,131
Con-way, Inc.		(a)	110	4,852			110	4,852
CSX Corp.			6,080	331,786			6,080	331,786
Genco Shipping & Trading Ltd.					1,460	48,530	1,460	48,530
Kansas City Southern	*	(a)	1,800	79,848			1,800	79,848
Norfolk Southern Corp.			3,300	218,493			3,300	218,493
Ryder System, Inc.		(a)	800	49,600			800	49,600
Union Pacific Corp.			6,800	483,888	21,960	1,562,674	28,760	2,046,562
United Parcel Service, Inc., Class B		(a)	4,000	251,560			4,000	251,560
UTI Worldwide, Inc.			3,100	52,762	690	11,744	3,790	64,506
				1,629,920		1,622,948		3,252,868

Utilities 2.8%
CMS Energy Corp.					16,790	209,371	16,790	209,371
DTE Energy Co.					11,192	449,023	11,192	449,023
Entergy Corp.		(a)	800	71,208			800	71,208
Exelon Corp.		(a)	1,800	112,716			1,800	112,716
MDU Resources Group, Inc.					12,920	374,680	12,920	374,680
NiSource, Inc.					19,716	291,008	19,716	291,008
ONEOK, Inc.					3,783	130,135	3,783	130,135
Pepco Holdings, Inc.					14,787	338,770	14,787	338,770
PG&E Corp.					24,570	920,147	24,570	920,147
PPL Corp.			2,311	85,553			2,311	85,553
Public Service Enterprise Group, Inc.			2,900	95,091			2,900	95,091
Sierra Pacific Resources		(a)	2,400	22,992			2,400	22,992
The AES Corp.	*		12,100	141,449	45,650	533,649	57,750	675,098
				529,009		3,246,783		3,775,792

Short-Term Investments 1.6%
Repurchase Agreements				595,000				595,000
Repurchase Agreements						1,597,000		1,597,000
				595,000		1,597,000		2,192,000

Grand Total				49,172,285		86,964,544		136,136,829

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

12

Pro Forma Statement of Assets and Liabilities (Unaudited)
Large Cap Growth Fund, Large Cap Fund and Pro Forma Large Cap Fund
September 30, 2008

	Laudus	Laudus
	Rosenberg	Rosenberg
	U.S. Large	U.S. Large
	Capitalization	Capitalization	Proforma		Proforma
	Growth Fund	Fund	Adjustments		Combined
Assets
Investments, at value including $4,512,227 of securities on loan (cost $143,117,218)	$49,172,285	$86,964,544			$136,136,829
Collateral invested for securities on loan	4,617,351	0			4,617,351
Cash	1,005	234			1,239
Receivables:
Investments sold	477,776	3,197,445			3,675,221
Fund shares sold	14,832	319,780			334,612
Dividends	38,647	110,046			148,693
Income from securities on loan	1,072	0			1,072
Interest	20	53			73
Prepaid expenses	3,378	5,353			8,731

Total assets	54,326,366	90,597,455			144,923,821

Liabilities

Collateral invested for securities on loan	4,617,351	—			4,617,351
Payables:
Investments bought	416,379	3,769,915			4,186,294
Investment adviser fees	1,983	4,400	42,088		48,471
Fund shares redeemed	129,431	277,813			407,244
Distribution and shareholder services fees	971	4,269			5,240
Accrued expenses	46,630	46,642	(42,088)		51,184

Total liabilities	5,212,745	4,103,039	—		9,315,784

Net assets	$49,113,621	$86,494,416			$135,608,037

Net Assets by Source

Capital received from investors	$49,657,445	$98,858,028			$148,515,473
Net investment income not yet distributed	132,393	757,670			890,063
Net realized capital losses	(919,326)	(5,897,784)			(6,817,110)
Net unrealized capital gains/losses	243,109	(7,223,498)			(6,980,389)

Net Asset Value (NAV) by Shares Class

Investor Shares:
Net Assets	$2,904,271	$7,767,089			$10,671,360
Shares Outstanding	358,738	833,417	(47,121)	*	1,145,034

Net Asset Value	$8.10	$9.32			$9.32

Select Shares:

Net Assets	$46,209,350	$78,727,327			$124,936,677
Shares Outstanding	5,728,009	8,440,414	(775,238)	*	13,393,185

Net Asset Value	$8.07	$9.33			$9.33

*	Reflects the adjustment to the number of shares outstanding due to the merger.

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Pro Forma Statement of Operations (Unaudited)
Large Cap Growth Fund, Large Cap Fund and Pro Forma Large Cap Fund
For the Year Ended September 30, 2008

	Laudus	Laudus
	Rosenberg	Rosenberg
	U.S. Large	U.S. Large
	Capitalization	Capitalization	Proforma	Proforma
	Growth Fund	Fund	Adjustments	Combined
Investment Income

Dividends	$328,445	$952,316		$1,280,761
Interest	4,803	8,909		13,712

Securities on loan	14,387	—		14,387

Total Investment Income	347,635	961,225		1,308,860

Net realized losses on investments	(901,495)	(2,005,352)		(2,906,847)

Net unrealized losses on investments	(5,816,605)	(8,306,293)		(14,122,898)

Expenses
Investment adviser fees	217,291	366,961		584,252
Accounting and administration fees	23,022	21,960	(16,698)	28,284	(a)
Professional fees	17,842	20,058	(18,950)	18,950	(b)
Transfer agent fees	9,681	12,531		22,212
Registration fees	16,201	12,280		28,481
Custodian fees	5,008	11,215	(4,800)	11,423	(c)
Shareholder reports	4,379	7,503		11,882
Distribution and shareholder service fees (Investor Shares)	3,784	11,968		15,752
Trustees’ fees	3,279	3,692	(1,640)	5,331	(d)
Sub-Accounting fees (Investor Shares)	1,870	6,182		8,052
Interest expense	1,144	189		1,333
Other expenses	2,650	4,360		7,010

Total expenses	306,151	478,899	(42,088)	742,962
Expense reduction by adviser	(53,804)	(50,592)	42,088	(62,308	) (e)
Custody credits	(31)	(19)		(50)

Net expenses	252,316	428,288	—	680,604

Increase (Decrease) in Net Assets from Operations

Total investment income	347,635	961,225		1,308,860
Net expenses	252,316	428,288		680,604

Net investment income	95,319	532,937		628,256
Net realized losses	(901,495)	(2,005,352)		(2,906,847)
Net unrealized losses	(5,816,605)	(8,306,293)		(14,122,898)

Decrease in net assets from operations	$(6,622,781)	$(9,778,708)		$(16,401,489)

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Notes to the Unaudited Pro Forma Combined Financial Statements September 30, 2008
1. BASIS OF COMBINATION
     The unaudited Pro Forma Combined Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments (“Pro Forma Statements”) as of September 30, 2008, and the related Pro Forma Combined Statement of Operations for the semi-annual period ended September 30, 2008, reflect the accounts of the Laudus Rosenberg U.S. Large Capitalization Growth Fund (the “Large Cap Growth Fund” or the “Acquired Fund”) and Laudus Rosenberg U.S. Large Capitalization Fund (the “Large Cap Fund” or the “Surviving Fund” and, together with the Large Cap Growth Fund, the “Funds”), each a series of Laudus Trust. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of the Acquired Fund’s shares as of the close of business on September 30, 2008.
     The Pro Forma Statements give effect to the proposed transfer of substantially all assets and liabilities of the Acquired Fund in exchange for shares of the Surviving Fund.
     The Pro Forma Statements should be read in conjunction with the historical financial statements of the Surviving Fund and the Acquired Fund included in their Annual Reports.
2. SIGNIFICANT ACCOUNTING POLICIES
General—The accounting policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation—The Funds value the securities in their portfolios every business day. The Funds use the following policies to value various types of securities:
•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. The Funds do not isolate the portion of the fluctuation on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the Funds calculate net asset value: valued at fair value, as determined in good faith by the Funds’ investment adviser using guidelines adopted by the Funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities closing market prices adjusted for changes in value that may occur between the close of foreign exchange and the time at which Fund shares are priced. The Board of Trustees regularly reviews fair value determinations, made by the Funds, pursuant to the procedures.

•	Short-term debt securities (60 days or less to maturity): valued at amortized cost (which approximates market value).

•	Mutual Funds: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

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3. CAPITAL SHARES
     The Pro Forma Combined net asset value per share assumes the issuance of additional shares of the Surviving Fund which would have been issued at September 30, 2008, in connection with the proposed reorganization. Assuming a merger date of September 30, 2008, shareholders of the Large Cap Growth Fund would have received 0.8647 Select Share of the Large Cap Fund in exchange for 1 Select Share of the Large Cap Growth Fund, and 0.8686 Investor Share of the Large Cap Fund in exchange for 1 Investor Share of the Large Cap Growth Fund. The Pro Forma Statements assume that all shares of the Acquired Fund outstanding on September 30, 2008, were exchanged, tax free, for shares of the Surviving Fund.
4. PRO FORMA OPERATING EXPENSES
The pro forma adjustments to these pro forma financial statements are comprised of:
(a)	Adjustment to eliminate certain duplicated accounting/administration fees;

(b)	Adjustment to eliminate duplicated audit fees;

(c)	Adjustment to eliminate duplicate custodian transaction charges;

(d)	Adjustment to eliminate duplicate per-fund trustee fees; and

(e)	Adjustment to reflect the contractual expense limitation in effect for the Surviving Fund.
5. TAX MATTERS
     It is the policy of Laudus Trust that each of the Funds qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve-month periods ending October 31 and December 31 each year. Under the terms of the Agreement and Plan of Reorganization, this reorganization should be treated as a tax-free business combination.
6. FUND EXPENSES
     The Surviving Fund’s investment adviser has contractually undertaken (the ''Expense Limitation Agreement’’) to waive its management fee and bear certain expenses for the Select and Investor Shares of the Surviving Fund when the operating expenses reach 0.84% and 1.14%, respectively (exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business). The Expense Limitation Agreement will be in place until at least July 30, 2010. The investment adviser may, but is not required to, extend the Expense Limitation Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Surviving Fund to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the Fund’s net expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.
7. NEW ACCOUNTING STANDARDS
The Funds adopted Financial Accounting Standard Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective April 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the fund’s financial statements.
Various inputs are used in determining the value of the Funds’ investments. FAS 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

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•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value net assets as of September 30, 2008:

			Combined
	U.S. Large	U.S. Large	Large
	Capitalization	Capitalization	Capitalization
Valuation Inputs	Growth Fund	Fund	Fund
Level 1 - Quoted Prices	$48,577,285	$85,367,544	$133,944,829

Level 2 - Other significant observable inputs	595,000	1,597,000	2,192,000

Level 3 - Significant unobservable inputs	—	—	—

Total	$49,172,285	$86,964,544	$136,136,829

     E. MISCELLANEOUS
          Independent Registered Public Accounting Firm
     The audited financial statements of the Funds incorporated into this SAI have been audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, to the extent indicated in their report thereon, which is included in the Annual Reports.

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